--------------------------------------
                                          OMB APPROVAL
                                          --------------------------------------
                                          OMB Number: 3235-0570
                                          Expires: September 30, 2007
                                          Estimated average burden
                                          hours per response. . . . . . . . 19.4
                                          --------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04933
                                  ----------------------------------------------

                      Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         4350 North Fairfax Drive, Suite 580, Arlington, Virginia, 22203
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

   CT Corporation System, 4701 Cox Road, Suite 301, Glen Allen, Virginia 23060
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:    (800) 338-3383
                                                    -----------------------

Date of fiscal year end:      6/30/06
                         ---------------------------

Date of reporting period:     7/1/05 to 6/30/06
                          --------------------------


     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

REGISTRANT'S ANNUAL REPORTS TO SHAREHOLDERS FOR THE YEAR ENDED JUNE 30, 2006 ARE ATTACHED BELOW.

                                                            CCRF Prime Portfolio
                                                          CCRF Federal Portfolio
                                                                   Annual Report
                                                                   June 30, 2006


                                [GRAPHIC OMITTED]



                                                              [logo]Commonwealth
                                                              ------------------
                                                              Cash Reserve Fund

                                Table of Contents

Message from the Investment Adviser ......................................1

Report of Independent Registered Public Accounting Firm ..................3

Financial Highlights .....................................................4

Statements of Net Assets .................................................5

Statements of Operations .................................................7

Statements of Changes in Net Assets ......................................8

Notes to Financial Statements ............................................9

Information About the Fund's Board of
Directors, Officers and Advisory Board ..................................14

Information About Fund Expenses .........................................16


                    For further information on the Fund, call
                   1-800-338-3383 or visit us at www.ccrf.net


The Fund filed its complete schedule of portfolio holdings with the SEC for the Fund's first and third fiscal quarters on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's public reference room in Washington, D.C. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330.

This annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectus can be obtained from the Fund's Distributor. The prospectus provides more complete information including charges and expenses. Please read it carefully before investing.

You can obtain a free copy of the Fund's proxy voting guidelines either by calling 1-800-338-3383 or visiting the SEC's website at http://www.sec.gov. In addition, you may obtain a free report on the Fund's proxy voting record during the 12 months ended June 30, 2006 either by calling 1-800-338-3383 or visiting the SEC's website at http://www.sec.gov.

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

Message from the Investment Adviser

We are pleased to present the Annual Report for the Commonwealth Cash Reserve Fund, Inc. ("the Fund") Prime and Federal Portfolios for the year ended June 30, 2006.

In 2006, shareholders enjoyed increasing investment returns as the Federal Open Market Committee (FOMC) continued their inflation targeting program and raised the Target Fed Funds rate by 200 basis points (2.00%). Although rising interest rates can erode market value and may depress total returns, these effects are more intensely felt in longer duration portfolios. The short average maturity of the Prime and Federal portfolios helps insulate them from this effect and enables their yields to closely follow changes in short-term interest rates.

The impact of Hurricane Katrina and the continued conflict in the Middle East has caused energy prices to soar. The 2nd quarter of 2006 saw the impact of these rising prices affecting the economic growth that the U.S. had enjoyed earlier in the year. Additionally, the housing market has cooled and unemployment has slowly begun to rise. As a result, many in the market believe that there may be a pause in the FOMC's continual rate hikes for the moment.

However, inflation has been and continues to be an ongoing investor concern. Market sentiment is that while prices may continue to rise, there should be no strong surge in the coming months. The prices that consumers are paying have increased by about 2.5% over the last quarter of the year; this increase is above the Fed's comfort zone for inflation measures. The Producer Price Index, another inflation indicator closely followed by the Fed, continues to climb, pushed higher by energy costs and raw materials prices.

                              CORE INFLATION CHART

          Date        Core CPI YOY        Core PPI YOY        Core PCE YOY
        May-01               2.54%               1.60%               1.70%
        Jun-01               2.71%               1.60%               2.00%
        Jul-01               2.70%               1.60%               2.20%
        Aug-01               2.70%               1.60%               2.20%
        Sep-01               2.63%               1.40%               1.50%
        Oct-01               2.63%               0.90%               2.20%
        Nov-01               2.79%               1.00%               2.30%
        Dec-01               2.74%               1.00%               2.20%
        Jan-02               2.56%               0.40%               1.90%
        Feb-02               2.60%               0.70%               1.80%
        Mar-02               2.43%               0.40%               1.80%
        Apr-02               2.53%               0.40%               1.80%
        May-02               2.53%               0.10%               1.80%
        Jun-02               2.26%               0.30%               1.70%
        Jul-02               2.20%              -0.30%               1.60%
        Aug-02               2.36%              -0.40%               1.70%
        Sep-02               2.25%              -0.30%               2.40%
        Oct-02               2.24%               0.50%               1.60%
        Nov-02               1.97%               0.10%               1.50%
        Dec-02               1.92%              -0.60%               1.60%
        Jan-03               1.91%              -0.10%               1.50%
        Feb-03               1.74%              -0.20%               1.50%
        Mar-03               1.69%               0.50%               1.50%
        Apr-03               1.47%              -0.30%               1.30%
        May-03               1.58%              -0.10%               1.30%
        Jun-03               1.53%              -0.30%               1.30%
        Jul-03               1.52%               0.10%               1.30%
        Aug-03               1.31%               0.50%               1.20%
        Sep-03               1.20%               0.20%               1.10%
        Oct-03               1.30%               0.40%               1.30%
        Nov-03               1.10%               0.50%               1.20%
        Dec-03               1.15%               1.10%               1.30%
        Jan-04               1.15%               1.00%               1.70%
        Feb-04               1.25%               1.00%               1.80%
        Mar-04               1.61%               0.70%               1.90%
        Apr-04               1.76%               1.30%               2.00%
        May-04               1.71%               1.50%               2.10%
        Jun-04               1.87%               1.70%               2.20%
        Jul-04               1.76%               1.50%               2.10%
        Aug-04               1.71%               1.50%               2.00%
        Sep-04               1.96%               1.70%               2.10%
        Oct-04               2.01%               1.70%               2.20%
        Nov-04               2.17%               2.00%               2.30%
        Dec-04               2.17%               2.30%               2.20%
        Jan-05               2.27%               2.60%               2.20%
        Feb-05               2.36%               2.70%               2.20%
        Mar-05               2.35%               2.60%               2.20%
        Apr-05               2.24%               2.70%               2.10%
        May-05               2.19%               2.70%               2.10%
        Jun-05               2.04%               2.30%               2.00%
        Jul-05               2.14%               2.80%               2.00%
        Aug-05               2.13%               2.60%               2.00%
        Sep-05               1.98%               2.60%               2.10%
        Oct-05               2.07%               1.80%               2.10%
        Nov-05               2.12%               1.70%               2.10%
        Dec-05               2.17%               1.40%               2.10%
        Jan-06               2.12%               1.30%               2.00%
        Feb-06               2.06%               1.70%               2.00%
        Mar-06               2.09%               1.70%               2.00%
        Apr-06               2.29%               1.50%               2.20%

Investment Outlook and Strategy

With the economy showing signs of slowing and the potential for rising inflation, it is likely that further increases to the fed funds rate will be data dependant. Closely watched will be consumer reactions to possible further increases to energy prices and whether increased producer prices will filter down to the retail sector. Continued growth during 2006-07 may be reliant on new business investment and government spending rather than the ever-spending consumer who may finally feel the effects of declining wealth.

                                          CCRF Annual Report ~ June 30, 2006 | 1

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

PFM is committed to managing the Prime and Federal Portfolios with prudence, emphasizing safety and liquidity while producing a yield that keeps pace with that of other high quality short-term instruments.



Respectfully,
PFM Asset Management LLC

2 | CCRF Annual Report ~ June 30, 2006

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Commonwealth Cash Reserve Fund, Inc.

We have audited the accompanying statements of net assets of the CCRF Prime Portfolio and the CCRF Federal Portfolio (the "Portfolios"), two of the portfolios comprising Commonwealth Cash Reserve Fund, Inc. (the "Fund") as of June 30, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios' internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the CCRF Prime Portfolio and the CCRF Federal Portfolio as of June 30, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania                                 /s/ Ernst & Young LLP
August 11,

                                          CCRF Annual Report ~ June 30, 2006 | 3

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------
CCRF Prime Portfolio
Financial Highlights


                                                                                                            Year
                                        Year             Year         April 1, 2004                        Ended
                                       Ended            Ended           through                          March 31,
For a Share Outstanding               June 30,         June 30,         June 30,          ------------------------------------------
  Throughout the Period                 2006             2005             2004             2004             2003            2002
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value,
   Beginning of Period              $      1.000     $      1.000     $     1.000      $      1.000     $     1.000     $     1.000
Income From Operations
    Net Investment Income                  0.041            0.020           0.002             0.010           0.016           0.031
                                    ------------------------------------------------------------------------------------------------
    Total From Operations                  0.041            0.020           0.002             0.010           0.016           0.031
                                    ------------------------------------------------------------------------------------------------
Less: Distributions
    Net Investment Income                 (0.041)          (0.020)         (0.002)           (0.010)         (0.016)         (0.031)
                                    ------------------------------------------------------------------------------------------------
    Total Distributions                   (0.041)          (0.020)         (0.002)           (0.010)         (0.016)         (0.031)
                                    ------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                     $      1.000     $      1.000     $     1.000      $      1.000     $     1.000     $     1.000
                                    ================================================================================================
Total Return                                4.16%            2.05%           0.24%             1.03%           1.65%           3.12%
                                    ================================================================================================
Ratios/Supplemental Data
Net Assets, End of Period (000)     $    154,533     $    197,189     $   369,129      $    332,147     $   292,913     $   249,044
Ratio of Expenses to Average
  Net Assets                                0.15%            0.15%           0.15%(t)          0.15%           0.15%           0.15%
Ratio of Expenses to Average
  Net Assets Before Fee Waivers             0.24%            0.22%           0.22%(t)          0.21%           0.22%           0.23%
Ratio of Net Investment Income
  to Average Net Assets                     4.01%            1.96%           0.96%(t)          1.02%           1.57%           3.07%
Ratio of Net Investment Income to
  Average Net Assets Before
  Fee Waivers                               3.92%            1.89%           0.89%(t)          0.96%           1.50%           2.99%

====================================================================================================================================


CCRF Federal Portfolio
Financial Highlights


                                                   Year            Year         April 1, 2004   May 19, 2003*
                                                  Ended           Ended           through         through
                                                 June 30,        June 30,         June 30,        March 31,
For a Share Outstanding Throughout the Period      2006            2005             2004            2004
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $      1.000     $      1.000     $      1.000        $      1.000
Income From Operations
  Net Investment Income                            0.040            0.020            0.002               0.008
                                            ------------------------------------------------------------------
  Total From Operations                            0.040            0.020            0.002               0.008
                                            ------------------------------------------------------------------
Less: Distributions
  Net Investment Income                           (0.040)          (0.020)          (0.002)             (0.008)
                                            ------------------------------------------------------------------
  Total Distributions                             (0.040)          (0.020)          (0.002)             (0.008)
                                            ------------------------------------------------------------------
Net Asset Value, End of Period              $      1.000     $      1.000     $      1.000        $      1.000
                                            ==================================================================
  Total Return                                      4.08%            2.01%            0.22%               0.83%
                                            ==================================================================
Ratios/Supplemental Data
Net Assets, End of Period (000)             $     10,891     $     66,229     $     59,908        $    106,749
Ratio of Expenses to Average Net Assets             0.16%            0.15%            0.14%(t)            0.13%(t)
Ratio of Expenses to Average Net Assets
  Before Fee Waivers                                0.28%            0.27%            0.31%(t)            0.25%(t)
Ratio of Net Investment Income to Average
  Net Assets                                        3.64%            2.01%            0.88%(t)            0.95%(t)
Ratio of Net Investment Income to Average
  Net Assets Before Fee Waivers                     3.52%            1.89%            0.71%(t)            0.83%(t)
==============================================================================================================


* Date of Commencement of Operations    (t) Annualized
The accompanying notes are an integral part of these financial statements.

4 | CCRF Annual Report ~ June 30, 2006

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------
CCRF Prime Portfolio
Statement of Net Assets
June 30, 2006


                                                                     Face
                                                                    Amount        Value
                                                                     (000)        (000)
-----------------------------------------------------------------------------------------
BANKERS ACCEPTANCES (2.4%)
JP Morgan Chase
       5.32%    7/26/06..........................................  $  3,650    $ 3,637
                                                                               ---------
Total Bankers Acceptances .......................................                3,637
                                                                               ---------
CERTIFICATES OF DEPOSIT (38.8%)
Calyon North America, Inc.
       5.40%     6/4/07..........................................     3,000      3,000
Canadian Imperial Bank
       5.30%    7/31/06..........................................     6,000      6,000
CS First Boston
       4.75%    11/7/06..........................................     6,000      6,000
Dexia Credit Local (NY)
       5.31%     8/8/06..........................................     6,000      6,000
Dresdner Bank (NY)
       5.30%    7/26/06..........................................     5,000      5,000
Fortis Bank
       5.31%    7/28/06..........................................     5,000      5,000
HBOS Treasury Services (NY)
       5.20%    3/30/07..........................................     3,000      3,000
Royal Bank of Canada
       5.31%     8/7/06..........................................     5,000      5,000
Royal Bank of Scotland
       5.24%    2/23/07..........................................     5,000      4,999
       5.28%    3/12/07..........................................     1,000        999
Svenska Handelsbanken (NY)
       5.26%    7/24/06..........................................     5,000      5,000
Toronto Dominion
       5.31%     8/4/06..........................................     5,000      5,000
Wells Fargo Bank
       5.29%    7/24/06..........................................     5,000      5,000
                                                                               ---------
Total Certificates of Deposit ...................................               59,998
                                                                               ---------
ASSET-BACKED COMMERCIAL PAPER (15.8%)
Amstel Funding Corp.
       5.49%    9/26/06..........................................     3,000      2,961
Kitty Hawk Funding Corp.
       5.24%    7/17/06..........................................     5,000      4,989
Sheffield Receivable Corp.
       5.22%    7/17/06..........................................     5,460      5,447
Tulip Funding Corp.
       5.22%    7/14/06..........................................     5,000      4,991
Yorktown Capital LLC
       5.31%    7/27/06..........................................     6,000      5,977
                                                                               --------
Total Asset-Backed Commercial Paper .............................               24,365
=========================================================================================

The accompanying notes are an integral part of these financial statements.

                                          CCRF Annual Report ~ June 30, 2006 | 5

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

CCRF Prime Portfolio
Statement of Net Assets (continued)
June 30, 2006


                                                                                  Face
                                                                                 Amount       Value
                                                                                 (000)        (000)
--------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (15.4%)
Bear Stearns
      *5.37%   9/18/06 ......................................................   $  6,000    $   6,000
Goldman Sachs Group, Inc. ...................................................
      *5.24%   7/14/06 ......................................................      6,000        6,000
Morgan Stanley Dean Witter
      *5.18%   7/10/06 ......................................................      6,000        6,000
Societe Generale
        5.29%  7/11/06 ......................................................      5,800        5,791
                                                                                            ----------
Total Commercial Paper ......................................................                  23,791
                                                                                            ----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (8.1%)
Fannie Mae Notes
        4.02%  7/12/06 ......................................................      2,600        2,599
Federal Home Loan Bank Notes (Callable)
        5.19%  7/28/06 ......................................................     10,000        9,979
                                                                                            ----------
Total U.S. Government & Agency Obligations ..................................                  12,578
                                                                                            ----------
REPURCHASE AGREEMENTS (25.7%)
Morgan Stanley
        5.30%  7/3/06 .......................................................     39,780       39,780
       (Dated 6/30/06, repurchase price $39,797,570, collateralized by Fannie Mae securities, 4.5% to 6.5%, maturing 11/1/18 to 4/1/36, market value $27,078,793, and by Freddie Mac securities, 4.5% to 6.5%, maturing 8/1/17 to 4/1/36, market value $13,894,608)
                                                                                            ----------
Total Repurchase Agreements .................................................                  39,780
                                                                                            ----------
TOTAL INVESTMENTS (106.2%) ..................................................                 164,149
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-6.2%)** .......................                  (9,616)
                                                                                            ----------
NET ASSETS (100.0%)
       Applicable to 154,532,886 outstanding shares of beneficial interest
       (2,000,000,000 shares authorized - no par value) .....................               $ 154,533
                                                                                            ----------
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE ................................................               $    1.00
========================================================================================================

* Floating Rate Note, rate shown is that which was in effect at June 30, 2006. ** Includes a $10,076,175 liability for securities purchased and not yet settled.
The accompanying notes are an integral part of these financial statements.

6 | CCRF Annual Report ~ June 30, 2006

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

CCRF Federal Portfolio
Statement of Net Assets
June 30, 2006


                                                                               Face
                                                                             Amount      Value
                                                                              (000)      (000)
--------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (100.4%)
Fannie Mae Discount Notes
        5.17%  7/24/06 ..................................................   $  1,005    $ 1,002
Federal Home Loan Bank Discount Notes
        5.17%  7/14/06 ..................................................        310        309
Freddie Mac Discount Notes
        5.07%  7/3/06 ...................................................      9,628      9,625
                                                                                        -------
Total U.S. Government & Agency Obligations ..............................                10,936
                                                                                        -------
TOTAL INVESTMENTS (100.4%) ..............................................                10,936
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%) .....................                   (45)
                                                                                        -------
NET ASSETS (100.0%)
       Applicable to 10,891,354 outstanding shares of beneficial interest
       (2,000,000,000 shares authorized - no par value) .................               $10,891
                                                                                        -------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE .........................................................               $  1.00
==================================================================================================


Statement of Operations
For the year ended June 30, 2006
(000)


~                                                                          CCRF Prime  CCRF Federal
~                                                                           Portfolio   Portfolio
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest Income                                                           $  6,191    $ 1,811
EXPENSES
  Management Fees                                                                253         81
  Banking Fees                                                                    20          7
  Legal Fees                                                                      34          2
  Audit Fees                                                                      13         13
  Directors Fees and Expenses                                                     11         11
  Registration Fees                                                                6          5
  Insurance, Rating Fees and Other                                                14         11
                                                                           ------------------------
  Total Expenses                                                                 351        130
  Less Expenses Waived by Investment Advisor                                    (128)       (54)
                                                                           ------------------------
  Net Expenses                                                                   223         76
                                                                           ------------------------
  Net Investment Income                                                        5,968      1,735
  Net Realized (Loss) Gain on Sale of Investments                                (14)         1
                                                                           ------------------------
  Net Increase in Net Assets Resulting from Operations                      $  5,954    $ 1,736
===================================================================================================

The accompanying notes are an integral part of these financial statements.

                                          CCRF Annual Report ~ June 30, 2006 | 7

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

CCRF Prime Portfolio
Statements of Changes in Net Assets
(000)


                                                         Year              Year
                                                         Ended            Ended
                                                      June 30, 2006   June 30, 2005
------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income                             $   5,968      $     6,172
    Net Realized (Loss) Gain on Sale of Investments         (14)              20
                                                      -----------------------------
    Net Increase in Net Assets                            5,954            6,192
                                                      -----------------------------
  Distributions
    Net Investment Income, Net of Realized               (5,954)          (6,172)
      Loss on Sale of Investments
    Net Realized Gain on Sale of Investments               --                (20)
                                                      -----------------------------
    Total Distributions                                  (5,954)          (6,192)
                                                      -----------------------------
  Capital Share Transactions (at $1.00 per share)
    Issued                                              351,225          964,583
    Redeemed                                           (399,835)      (1,142,715)
    Distributions Reinvested                              5,954            6,192
                                                      -----------------------------
    Net (Decrease) from Capital Share Transactions      (42,656)        (171,940)
                                                      -----------------------------
  Total (Decrease) in Net Assets                        (42,656)        (171,940)
                                                      -----------------------------
  Net Assets
    Beginning of Year                                   197,189          369,129
                                                      -------------   -------------
    End of Year                                       $ 154,533      $   197,189
====================================================================================

CCRF Federal Portfolio
Statements of Changes in Net Assets
(000)


                                                         Year              Year
                                                         Ended            Ended
                                                      June 30, 2006   June 30, 2005
-----------------------------------------------------------------------------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income                             $   1,735      $     1,197
    Net Realized Gain on Sale of Investments                  1                1
                                                     ----------------------------
    Net Increase in Net Assets                            1,736            1,198
                                                     ----------------------------
  Distributions
    Net Investment Income                                (1,735)          (1,197)
    Net Realized Gain on Sale of Investments                 (1)              (1)
                                                     ----------------------------
    Total Distributions                                  (1,736)          (1,198)
                                                     ----------------------------
  Capital Share Transactions (at $1.00 per share)
    Issued                                               87,368           70,187
    Redeemed                                           (144,442)         (65,064)
    Distributions Reinvested                              1,736            1,198
                                                     ----------------------------
   Net (Decrease) Increase from Capital Share Transact  (55,338)           6,321
                                                     ----------------------------
  Total (Decrease) Increase in Net Assets               (55,338)           6,321
                                                     ----------------------------
  Net Assets
    Beginning of Year                                    66,229           59,908
                                                     -------------  -------------
    End of Year                                       $  10,891      $    66,229
===================================================================================

The accompanying notes are an integral part of these financial statements.

8 | CCRF Annual Report ~ June 30, 2006

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

Notes to Financial Statements

A.  ORGANIZATION

    Commonwealth Cash Reserve Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and was organized as a Virginia corporation on December 8, 1986. The Fund offers three separate investment portfolios: the Commonwealth Cash Reserve Fund ("Prime Portfolio"), the CCRF Federal Portfolio ("Federal Portfolio") and the SNAP(R) Fund ("SNAP Fund"). The Prime Portfolio and the Federal Portfolio (each a "Portfolio" and collectively, the "Portfolios") are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. The Prime Portfolio invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities and by companies primarily operating in the banking industry. The issuers' abilities to meet their obligations may be affected by economic developments in such industry. The Federal Portfolio invests only in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities. The Federal Portfolio commenced operations on May 19, 2003. The SNAP Fund is a money market fund designed and managed to suit the special cash management needs of institutions such as municipalities, other governmental entities, and political subdivisions in Virginia.

    This annual report represents the annual report of only the Institutional Class of the Prime Portfolio and the Institutional Class of the Federal Portfolio. The Prime Portfolio has an IllinoisPrime share class, however as of June 30, 2006, no shares of the Prime Portfolio's IllinoisPrime share class were issued. The SNAP Fund's annual report is presented separately and can be provided upon request by contacting the Fund.

B.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The following significant accounting policies of the Portfolios are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

    1. Securities held are stated at amortized cost, which approximates fair value at June 30, 2006. It is each Portfolio's policy to compare amortized cost and fair value of securities weekly and as of the last business day of each month.

    2. Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

                                          CCRF Annual Report ~ June 30, 2006 | 9

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

    3. Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each participant's account by the purchase of additional shares of the respective Portfolio on the last day of each month.

    4. Each Portfolio invests cash in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    5. Each Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At June 30, 2006, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Portfolios are considered ordinary income for federal income tax purposes. The components of each Portfolio's net assets on a tax basis are materially the same as the book components of each Portfolio's net assets.

C.  FEES AND CHARGES

    PFM Asset Management LLC ("PFM"), is an investment adviser registered under the Investment Advisers Act of 1940. The Fund has entered into agreements with PFM to provide investment advisory, administration and transfer agent services to the Portfolios, pursuant to separate agreements with the Fund. Fees for investment advisory services provided to the Portfolios are calculated at an annual rate of .12% of the average daily net assets of each Portfolio up to $200 million, .10% on the next $200 million, .09% on the next $200 million and .08% on such assets in excess of $600 million. Fees for administration services are calculated at an annual rate of .05% of the average daily net assets of each Portfolio. Fees for transfer agent services are limited to out-of-pocket expenses attributable to the performance of duties under the transfer agency agreements.

    There were no transfer agent fees charged to the Portfolios by PFM during the year ended June 30, 2006. PFM voluntarily waived $131,000 of fees under the advisory and administration agreements with respect to the Prime Portfolio so that the aggregate operating expenses of the Prime Portfolio would not exceed .15% of the Portfolio's average net assets for the year ended June 30, 2006. Fees paid to PFM after such waivers represented .08% of the Prime Portfolio's average net assets for the year ended June 30, 2006. PFM also voluntarily waived $57,000 of fees under the advisory and administration agreements with respect to the Federal Portfolio to minimize the operating expenses of the Federal Portfolio for the year ended June 30, 2006. Fees paid to PFM after such waivers represented .05% of the Federal Portfolio's average net assets for the year ended June 30, 2006.

10 | CCRF Annual Report ~ June 30, 2006

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

    The Fund has adopted an Amended and Restated Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act, which permits the Portfolios to bear certain expenses in connection with the distribution of its shares, provided certain requirements are met. Commonwealth Financial Group, Inc. (the "Former Distributor") served as the Portfolios' Distributor through June 30, 2005 pursuant to a distribution agreement with the Fund. The President of the Fund is the President and sole shareholder of the Former Distributor. On July 1, 2005, PFM Fund Distributors, Inc. ("Distributor"), a wholly-owned subsidiary of PFM, began serving as the Distributor of the Portfolios. The Distribution Plan authorizes the Fund to reimburse its Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of Fund shares, in an amount not to exceed .25% of the Fund's average daily net asset value in any year. Any payments made under the Plan shall be made only as determined from time to time by the Board of Directors. For the year ended June 30, 2006, there were no expenses incurred by the Prime Portfolio or the Federal Portfolio to the Distributor under the plan.

    During the year ended June 30, 2006, the Prime Portfolio and Federal Portfolio incurred approximately $4,000 and $500, respectively, of legal expenses for services of a law firm of which a former Secretary of the Fund is a Partner.

    The Fund has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund's management believes the likelihood of a claim being made is remote.

D.  GOVERNMENTAL ACCOUNTING STANDARDS (unaudited)

    Under Governmental Accounting Standards ("GAS"), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Portfolios are not subject to GAS, the following risk disclosures of its investment portfolio as of June 30, 2006 have been provided for the information of the Portfolios' shareholders.

    Credit Risk

    The Portfolios' investment policies are outlined in the Portfolios' Prospectus and are further described in the Portfolios' Statement of Additional Information. The Portfolios may only purchase securities which are permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia. The Portfolios may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. The Federal Portfolio's investment policy further prohibits the Federal Portfolio from investing in commercial paper, corporate notes and bonds, obligations of banks and municipal notes and bonds.

                                         CCRF Annual Report ~ June 30, 2006 | 11

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

    As of June 30, 2006, the Portfolios were comprised of investments which were, in aggregate, rated by Standard and Poor's as follows:


                          AAA     A-1+    A-1     AA
    -----------------------------------------------------
      Prime Portfolio     31.9%   40.2%   24.2%   3.7%
      Federal Portfolio    2.8%   97.2%   --


    The above ratings of the Prime Portfolio include the ratings of collateral underlying repurchase agreements in effect at June 30, 2006.

    Concentration of Credit Risk

    The Portfolios may not purchase any securities if 25% or more of the relevant Portfolio's total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks). The Portfolios may not buy the obligations of any issuer, other than the United States Government, its agencies and instrumentalities, if more than 5% of the relevant Portfolio's total assets (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies and instrumentalities.

    Although a Portfolio may not lend money or assets, it can buy those debt obligations or use those deposit instruments in which it is permitted to invest (see "Investment Objective and Policies" in the Prospectus). It can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, the Portfolios will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements. The Portfolios may not sell securities short (i.e. sell securities that they do not own) and may not buy securities on margin. The Portfolios may not purchase securities that cannot be freely sold for legal reasons. The Portfolios may not purchase securities of any other investment company if more than 10% of the Portfolio's total assets would then be invested in investment companies. The Portfolios may not make certain illiquid investments if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable. The Prime Portfolio's investment policy establishes certain restrictions on investments and limitations on portfolio composition.

    The Prime Portfolio's investment policy provides that no more than 35% of the Portfolios investment portfolio may be invested in commercial paper, and no more than 5% of its investment portfolio may be invested in commercial paper of any single issuer (at the time of purchase).

12 | CCRF Annual Report ~ June 30, 2006

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

    The Portfolios' investment portfolios at June 30, 2006 included the following issuers which individually represented greater than 5% of the Fund's total investment portfolio:


                                                  Prime              Federal
                      Issuer                     Portfolio          Portfolio
       ------------------------------------------------------------------------
          Fannie Mae                              < 5.0%               9.2%
          Federal Home Loan Bank                    6.1%             < 5.0%
          Freddie Mac                                  -              88.0%
          Morgan Stanley                           27.9%                  -


    Interest Rate Risk

    The Portfolios' investment policy limits its exposure to market value fluctuations due to changes in interest rates by requiring that (1) each Portfolio maintain a dollar-weighted average maturity of not greater than ninety days; (2) any investment securities purchased by the Portfolios have remaining maturities of 397 days or less; and (3) for the Prime Portfolio, further limiting the remaining maturity of any commercial paper purchased by the Portfolio to 270 days or less.

    The weighted average maturity of the Prime and Federal Portfolios' entire portfolios at June 30, 2006 were 34.2 days and 5.2 days, respectively. The fair value and weighted average maturity of the types of investments in which the Prime Portfolio was invested at June 30, 2006 are as follows:


                                                                 Weighted Average
                 Type of Investment              Fair Value          Maturity
      ----------------------------------------------------------------------------
        Bankers Acceptances                    $   3,636,566        26.0 Days
        Certificates of Deposit                   59,997,937        89.2 Days
        Commercial Paper                          23,791,493         6.2 Days
        Asset-Backed Commercial Paper             24,364,247        27.6 Days
        U.S. Government Agency Bonds              12,578,715        24.7 Days
        Repurchase Agreements                     39,780,000         3.0 Days
                                                ------------
        Total                                  $ 164,148,958
                                                ============

    The weighted average maturities shown above are calculated based on the stated maturity dates with the following exceptions: (1) floating or variable rate securities are assumed to have an effective maturity of the date upon which the security's interest rate next resets; and (2) the effective maturity of callable securities is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its call date. The Federal Portfolio was invested entirely in U.S. Government Agency Bonds as of June 30, 2006.

                                         CCRF Annual Report ~ June 30, 2006 | 13

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

The Fund's Board of Directors, Officers and Advisory Board (Unaudited)

Each member of the Board of Directors of the Fund was elected by the Fund's shareholders. Under the Fund's amended and restated bylaws, each of the Fund's Directors will hold office until his successor is elected and qualified or until earlier resignation or removal. Vacancies of the Board of Directors may be filled by the remaining Board members until the next shareholders' meeting, subject to restrictions described in the Fund's Prospectus and Statement of Additional Information.

The following table sets forth certain information about the Fund's Officers, Directors and Advisory Board Members.

                                         Principal Occupation(s) During the Past
Name, Position Held with Fund,           Five Years (Number of Portfolios in
(Served Since), Birthyear Other          Fund Complex Overseen by Director/
Directorships Held                       Officer)
================================================================================

INDEPENDENT DIRECTORS

Giles Dodd                               Retired; Former Director of Finance,
Director (1996)                          City of  Greenville, South Carolina,
Birthyear: 1926                          1993-1996; Former Director of Finance/
Other directorships: None                Assistant City Manager, City of
                                         Virginia Beach 1963-1996; Past
                                         President Virginia Government Finance
                                         Officers Association; (3)
--------------------------------------------------------------------------------

Robert J. Fagg, Jr.                      Retired; Former Director of the
Director (1986)                          Annual Giving Program, Virginia
Birthyear: 1940                          Commonwealth University, 1981-1998;
Other directorships: None                Development Officer, 1974-1981; (3)
--------------------------------------------------------------------------------

Robert R. Sedivy                         Vice President-Finance and Treasurer,
Director (1996)                          Collegiate School, Richmond, Virginia,
Birthyear: 1946                          1988-present; Past President, Virginia
Other directorships: None                Association of Independent Schools
                                         Financial Officers Group; (3)
--------------------------------------------------------------------------------

OFFICERS AND AFFILIATED DIRECTORS

Jeffrey A. Laine                         President, Commonwealth Financial
Director, President & Treasurer (1986)   Group, Inc., 1994-present; President,
Birthyear: 1957                          Laine Financial Group, Inc., (an
Other directorships: None                investment advisory firm) 1992-present;
                                         (3)
--------------------------------------------------------------------------------

Martin P. Margolis                       President, PFM Asset Management LLC,
Director & Vice President (1996)         2001-present; Managing Director, Public
Birthyear: 1944                          Financial Management, Inc., (a
Other directorships: None                financial advisory firm) 1986-present;
                                         (3)
--------------------------------------------------------------------------------

Jennifer L. Scheffel, Esq.               Senior Managing Consultant, PFM Asset
Secretary (2005)                         Management LLC, 2004-present; Assistant
Birthyear: 1972                          Vice President, Ambac Financial Group,
Other directorships: None                Inc., 2004; Assistant Vice President,
                                         Chief Compliance Officer, Cadre
                                         Financial Services, Inc., 2002-2004;
                                         PlusFunds Group, Inc., 2001-2002; Cozen
                                         & O'Conner, 2000-2001; (3)
================================================================================

14 | CCRF Annual Report ~ June 30, 2006

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

                                         Principal Occupation(s) During the Past
Name, Position Held with Fund,           Five Years (Number of Portfolios in
(Served Since), Birthyear, Other         Fund Complex Overseen by Advisory
Directorships Held                       Board Member)
================================================================================

ADVISORY BOARD MEMBERS

Larry W. Davenport                       Director of Finance, Hampton Roads
Advisory Board Member (1995)             Transit, Virginia, 2004-present;
Birthyear: 1946                          Director of Finance, Southeastern
Other directorships: None                Public Service Authority, Virginia
                                         1998-2004; (3)
--------------------------------------------------------------------------------

Christopher Martino                      Director of Finance, Prince William
Advisory Board Member (1996)             County, Virginia, February 1996-
Birthyear: 1956                          present; Certified Public Accountant,
Other directorships: None                Member of the Government Finance
                                         Officers Association. (3)
--------------------------------------------------------------------------------

Roger W. Mitchell, Jr.                   Director of Finance/Treasurer, Town of
Advisory Board Member (1994)             Culpeper, Virginia, 1991-2004; (3)
Birthyear: 1960
Other directorships: None
--------------------------------------------------------------------------------

Clarence A. Robinson                     Director of Fiscal Affairs, City of
Advisory Board Member (1998)             Fredricksburg, Virginia, 1986-present;
Birthyear: 1948                          (3)
Other directorships: None
================================================================================

The only fees the Fund pays to Directors who are "interested persons" or to any of the Fund's officers are to Mr. Laine, the Fund's President, who is the president and sole shareholder of the Former Distributor of the Prime Portfolio and Federal Portfolio. No officer of the Fund received any remuneration as an officer or employee of the Fund during the year ended June 30, 2006. Directors who are not "interested persons" of the Fund ("Independent Directors") receive from the Fund an annual retainer of $5,000 plus $500 per meeting attended, and the Board chairman and committee chairman receive an additional annual retainer of $1,000. For the year ended June 30, 2006, such fees totaled $29,750. The Independent Directors are responsible for the nomination of any individual to serve as an Independent Director. Advisory Board Members receive no compensation from the Fund.

The Board has established an Audit Committee, which consists of all of the Independent Directors, and which operates in accordance with the Audit Committee's charter. The Audit Committee is designed to: oversee the accounting and financial reporting policies and practices and internal controls of the Fund and, as appropriate, the internal controls of certain service providers to the Fund; oversee the quality and objectivity of the Fund's financial statements and the independent audit thereof; act as a liaison between the Fund's independent auditors and the full Board; and undertake such other functions as the Board may deem appropriate from time to time. The Audit Committee met two times during the year ended June 30, 2006.

                                         CCRF Annual Report ~ June 30, 2006 | 15

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

The mailing address of each Independent Director and Advisory Board Member is 4350 North Fairfax Drive, Suite 580, Arlington, Virginia 22203. The mailing address of Mr. Laine is 38 Cohasset Lane, Cherry Hill, NJ 08003; the mailing address of Mr. Margolis is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101; and the mailing address of Ms. Scheffel is Airport Corporate Center, One Corporate Drive, Suite 101, Bohemia, New York 11716.

For further information on payments made to officers of the Fund for services performed, refer to Note C of the financial statements.

The Fund's Statement of Additional Information (SAI) includes additional information about the Officers, Directors and Advisory Board Members, and is available, without charge, upon request by calling (800) 338-3383.

Information About Fund Expenses (Unaudited)

As a shareholder of the Portfolios, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. The Portfolios do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Portfolios do incur operating expenses. So when invested in the Portfolios, you will incur ongoing costs, including management fees, distribution (12b-1) fees, and other operating expenses of the Portfolios.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2006. This example illustrates your Portfolio's expenses in two ways:

Actual Returns and Expenses This provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Portfolio using that Portfolio's actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line heading titled "Expenses Paid per $1,000 During Period" for your Portfolio to estimate the expenses you paid on your account with that particular Portfolio during this period.

Hypothetical 5% Returns and Actual Expenses This section is intended to help you compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. These are not the Portfolios' actual rates of return, but are useful in making comparisons of the costs of investing in the Portfolios and other mutual funds. To do so, compare this 5% hypothetical cost with the 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

16 | CCRF Annual Report ~ June 30, 2006

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

Expenses and Value of a $1,000 Investment in the Portfolios for the Six Months Ended June 30, 2006


                                                                   Ending        Expenses Paid
                                                Beginning       Account Value     per $1,000
      Based on Actual Portfolio               Account Value       June 30,          During
      Expenses and Returns                   January 1, 2006        2006            Period*
    ---------------------------------------------------------------------------------------------

        CCRF Prime Portfolio                 $      1,000.00   $      1,023.00   $        0.75
         CCRF Federal Portfolio              $      1,000.00   $      1,022.64   $        0.81

        Based on Actual Portfolio Expenses
        and a Hypothetical 5% Return
    ---------------------------------------------------------------------------------------------
         CCRF Prime Portfolio                $      1,000.00   $      1,024.04   $        0.75
         CCRF Federal Portfolio              $      1,000.00   $      1,024.00   $        0.81


 * Expenses are equal to the Portfolios' annualized expense ratios of 0.15% and 0.16% for the Prime Portfolio and Federal Portfolio, respectively, multiplied by the average account value over the period, multiplied by 181 days in the most recent fiscal half-year divided by 365. The amounts shown above reflect fee and/or expense waivers by the Investment Adviser.

Please note that the expenses shown in the table above are meant to highlight your ongoing costs only and do not reflect any transactional costs. The "Expenses Paid per $1,000 During Period" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Portfolios do not charge their shareholders transaction-based fees, however other funds used to compare to may charge transactional fees. If transactional fees were included in the 5% hypothetical example below, the overall costs of investing would be higher.

                                         CCRF Annual Report ~ June 30, 2006 | 17

                                             Investment Adviser
                                             PFM Asset Management LLC
                                             One Keystone Plaza
                                             Suite 300
                                             North Front & Market Streets
                                             Harrisburg, Pennsylvania 17101-2044

                                             Distributor
                                             PFM Fund Distributors, Inc.
                                             One Keystone Plaza
                                             Suite 300
                                             North Front & Market Streets
                                             Harrisburg, Pennsylvania 17101-2044

                                             Custodian
                                             Wachovia Bank, N.A.
                                             123 South Broad Street
                                             Philadelphia, PA 19109

                                             Transfer Agent
                                             PFM Asset Management LLC
                                             One Keystone Plaza
                                             Suite 300
                                             North Front & Market Streets
                                             Harrisburg, Pennsylvania 17101-2044

                                             Independent Registered Public
                                             Accounting Firm
                                             Ernst & Young LLP
                                             Two Commerce Square, Suite 4000
                                             2001 Market Street
                                             Philadelphia, Pennsylvania 19103

                                             Counsel
                                             Schulte Roth & Zabel LLP
[logo] Commonwealth                          919 Third Avenue
-------------------                          New York, NY 10022
Cash Reserve Fund

Commonwealth Cash Reserve Fund, Inc.
4350 North Fairfax Drive, Suite 580
Arlington, Virginia 22203
1-800-338-3383

                                                                    SNAP(R) Fund
                                                                   Annual Report
                                                                   June 30, 2006
                                 [logo Virgina State SNAP Non-Arbitrage Program]


                               [GRAPHIC OMITTED]


                                                             [logo] Commonwealth
                                                             -------------------
                                                               Cash Reserve Fund
table of contents

1   MESSAGE FROM THE PROGRAM MANAGER

3   FUND AT A GLANCE

4   REPORT OF REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

5   FINANCIAL HIGHLIGHTS

6   STATEMENT OF NET ASSETS

8   STATEMENT OF OPERATIONS

8   STATEMENTS OF CHANGES IN NET ASSETS

9   NOTES TO FINANCIAL STATEMENTS

14  INFORMATION ABOUT THE CCRF BOARD OF DIRECTORS

17  VIRGINIA TREASURY BOARD AND SNAP ADVISORY BOARD MEMBERS

18  INFORMATION ABOUT FUND EXPENSES


For further information on the SNAP Fund, call 1-800-570-SNAP (1-800-570-7627) or visit us online at www.vasnap.com

The Fund filed its complete schedule of
portfolio holdings with the SEC for the
Fund's first and third fiscal quarters on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's public reference room in Washington,
D.C. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at
(800) SEC-0330.

This annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current SNAP Fund prospectus. The prospectus can be obtained from the Fund's
Distributor. The prospectus provides more complete information including charges and expenses. Please read it carefully before investing.

You can obtain a free copy of the SNAP
Fund's proxy voting guidelines either by calling 1-800-570-7627 or visiting the
SEC's website at http://www.sec.gov. In
addition, you may obtain a free report on the Funds' proxy voting record during the 12 months ended June 30, 2006 either by calling 1-800-338-3383 or visiting the SEC's website at http://www.sec.gov.

MESSAGE FROM THE PROGRAM MANAGER
--------------------------------------------------------------------------------

We are pleased to present the Annual Report for the Commonwealth Cash Reserve Fund, Inc. SNAP(R) Fund ("the Fund") for the period ended June 30, 2006.

The Virginia SNAP Program has had significant growth during this period. In 2006, 72 issuers of tax-exempt debt in the Commonwealth of Virginia turned to the Program to provide professional investment management services and compliance with the complex requirements of the Arbitrage Rebate Regulations. The growth in Program assets by 16.5% during the year to approximately $2.8 billion is testament to the continued popularity of the Program.

In 2006, SNAP Fund shareholders enjoyed increasing investment returns as the Federal Open Market Committee (FOMC) continued their inflation targeting program and raised the Target Fed Funds rate by 200 basis points (2.00%). Although rising interest rates can erode market value and may depress total returns, these effects are more intensely felt in longer duration portfolios. The short average maturity of the SNAP Fund portfolio helps insulate it from this effect and enables its yield to closely follow changes in short-term interest rates.

The impact of Hurricane Katrina and the continued conflict in the Middle East has caused energy prices to soar. The 2nd quarter of 2006 saw the impact of these rising prices affecting the economic growth that the U.S. had enjoyed earlier in the year. Additionally, the housing market has cooled and unemployment has slowly begun to rise. As a result, many in the market believe that there may be a pause in the FOMC's continual rate hikes for the moment.

However, inflation has been and continues to be an ongoing investor concern. Market sentiment is that while prices may continue to rise, there should be no strong surge in the coming months. The prices that consumers are paying have increased by about 2.5% over the last quarter of the year; this increase is above the Fed's comfort zone for inflation measures. The Producer Price Index, another inflation indicator closely followed by the Fed, continues to climb, pushed higher by energy costs and raw materials prices.

                              CORE INFLATION CHART

          Date        Core CPI YOY        Core PPI YOY        Core PCE YOY
        May-01               2.54%               1.60%               1.70%
        Jun-01               2.71%               1.60%               2.00%
        Jul-01               2.70%               1.60%               2.20%
        Aug-01               2.70%               1.60%               2.20%
        Sep-01               2.63%               1.40%               1.50%
        Oct-01               2.63%               0.90%               2.20%
        Nov-01               2.79%               1.00%               2.30%
        Dec-01               2.74%               1.00%               2.20%
        Jan-02               2.56%               0.40%               1.90%
        Feb-02               2.60%               0.70%               1.80%
        Mar-02               2.43%               0.40%               1.80%
        Apr-02               2.53%               0.40%               1.80%
        May-02               2.53%               0.10%               1.80%
        Jun-02               2.26%               0.30%               1.70%
        Jul-02               2.20%              -0.30%               1.60%
        Aug-02               2.36%              -0.40%               1.70%
        Sep-02               2.25%              -0.30%               2.40%
        Oct-02               2.24%               0.50%               1.60%
        Nov-02               1.97%               0.10%               1.50%
        Dec-02               1.92%              -0.60%               1.60%
        Jan-03               1.91%              -0.10%               1.50%
        Feb-03               1.74%              -0.20%               1.50%
        Mar-03               1.69%               0.50%               1.50%
        Apr-03               1.47%              -0.30%               1.30%
        May-03               1.58%              -0.10%               1.30%
        Jun-03               1.53%              -0.30%               1.30%
        Jul-03               1.52%               0.10%               1.30%
        Aug-03               1.31%               0.50%               1.20%
        Sep-03               1.20%               0.20%               1.10%
        Oct-03               1.30%               0.40%               1.30%
        Nov-03               1.10%               0.50%               1.20%
        Dec-03               1.15%               1.10%               1.30%
        Jan-04               1.15%               1.00%               1.70%
        Feb-04               1.25%               1.00%               1.80%
        Mar-04               1.61%               0.70%               1.90%
        Apr-04               1.76%               1.30%               2.00%
        May-04               1.71%               1.50%               2.10%
        Jun-04               1.87%               1.70%               2.20%
        Jul-04               1.76%               1.50%               2.10%
        Aug-04               1.71%               1.50%               2.00%
        Sep-04               1.96%               1.70%               2.10%
        Oct-04               2.01%               1.70%               2.20%
        Nov-04               2.17%               2.00%               2.30%
        Dec-04               2.17%               2.30%               2.20%
        Jan-05               2.27%               2.60%               2.20%
        Feb-05               2.36%               2.70%               2.20%
        Mar-05               2.35%               2.60%               2.20%
        Apr-05               2.24%               2.70%               2.10%
        May-05               2.19%               2.70%               2.10%
        Jun-05               2.04%               2.30%               2.00%
        Jul-05               2.14%               2.80%               2.00%
        Aug-05               2.13%               2.60%               2.00%
        Sep-05               1.98%               2.60%               2.10%
        Oct-05               2.07%               1.80%               2.10%
        Nov-05               2.12%               1.70%               2.10%
        Dec-05               2.17%               1.40%               2.10%
        Jan-06               2.12%               1.30%               2.00%
        Feb-06               2.06%               1.70%               2.00%
        Mar-06               2.09%               1.70%               2.00%
        Apr-06               2.29%               1.50%               2.20%

                                     SNAP Fund Annual Report | June 30, 2006 | 1

Investment Outlook and Strategy

With the economy showing signs of slowing and the potential for rising inflation, it is likely that further increases to the fed funds rate will be data dependant. Closely watched will be consumer reactions to possible further increases to energy prices and whether increased producer prices will filter down to the retail sector. Continued growth during 2006-07 may be reliant on new business investment and government spending rather than the ever-spending consumer who may finally feel the effects of declining wealth.

PFM is committed to managing the SNAP Fund with prudence, emphasizing safety and liquidity while producing a yield that keeps pace with that of other high quality short-term instruments. We look forward to continuing to work with public entities in Virginia to develop and implement effective investment strategies for the proceeds of their tax-exempt bonds.


Respectfully,

PFM Asset Management LLC


2 | SNAP Fund Annual Report | June 30, 2006

FUND AT A GLANCE
--------------------------------------------------------------------------------

PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------
As of June 30, 2006


                                                                      iMoneyNet's
                                                                      First Tier
                                                                     Institutional
                                                    SNAP(R) Fund        Average
==================================================================================
Average annual return
1 year                                                 4.25%             3.93%
5 year                                                 2.29%             1.97%
Since portfolio inception                              4.11%             3.82%
7-day annualized yield                                 5.24%             4.82%
Monthly distribution yield                             5.05%             4.77%
==================================================================================

Portfolio inception date 7/24/1995

                  SNAP Fund 7-Day Yield vs Federal Funds Rate

                           Fed Funds Rate          SNAP Fund 7-Day Yield
          6/30/2005                 3.25%                          2.88%
           7/1/2005                 3.25%                          2.90%
           7/2/2005                 3.25%                          2.92%
           7/3/2005                 3.25%                          2.95%
           7/4/2005                 3.25%                          2.96%
           7/5/2005                 3.25%                          2.98%
           7/6/2005                 3.25%                          2.98%
           7/7/2005                 3.25%                          2.98%
           7/8/2005                 3.25%                          2.98%
           7/9/2005                 3.25%                          2.98%
          7/10/2005                 3.25%                          2.98%
          7/11/2005                 3.25%                          2.98%
          7/12/2005                 3.25%                          2.98%
          7/13/2005                 3.25%                          2.99%
          7/14/2005                 3.25%                          3.00%
          7/15/2005                 3.25%                          3.02%
          7/16/2005                 3.25%                          3.04%
          7/17/2005                 3.25%                          3.05%
          7/18/2005                 3.25%                          3.06%
          7/19/2005                 3.25%                          3.07%
          7/20/2005                 3.25%                          3.08%
          7/21/2005                 3.25%                          3.08%
          7/22/2005                 3.25%                          3.08%
          7/23/2005                 3.25%                          3.07%
          7/24/2005                 3.25%                          3.08%
          7/25/2005                 3.25%                          3.08%
          7/26/2005                 3.25%                          3.09%
          7/27/2005                 3.25%                          3.10%
          7/28/2005                 3.25%                          3.10%
          7/29/2005                 3.25%                          3.11%
          7/30/2005                 3.25%                          3.12%
          7/31/2005                 3.25%                          3.12%
           8/1/2005                 3.25%                          3.12%
           8/2/2005                 3.25%                          3.12%
           8/3/2005                 3.25%                          3.12%
           8/4/2005                 3.25%                          3.13%
           8/5/2005                 3.25%                          3.13%
           8/6/2005                 3.25%                          3.14%
           8/7/2005                 3.25%                          3.16%
           8/8/2005                 3.50%                          3.18%
           8/9/2005                 3.50%                          3.21%
          8/10/2005                 3.50%                          3.23%
          8/11/2005                 3.50%                          3.25%
          8/12/2005                 3.50%                          3.28%
          8/13/2005                 3.50%                          3.30%
          8/14/2005                 3.50%                          3.31%
          8/15/2005                 3.50%                          3.31%
          8/16/2005                 3.50%                          3.32%
          8/17/2005                 3.50%                          3.32%
          8/18/2005                 3.50%                          3.32%
          8/19/2005                 3.50%                          3.32%
          8/20/2005                 3.50%                          3.32%
          8/21/2005                 3.50%                          3.31%
          8/22/2005                 3.50%                          3.31%
          8/23/2005                 3.50%                          3.32%
          8/24/2005                 3.50%                          3.32%
          8/25/2005                 3.50%                          3.33%
          8/26/2005                 3.50%                          3.33%
          8/27/2005                 3.50%                          3.33%
          8/28/2005                 3.50%                          3.34%
          8/29/2005                 3.50%                          3.34%
          8/30/2005                 3.50%                          3.35%
          8/31/2005                 3.50%                          3.35%
           9/1/2005                 3.50%                          3.35%
           9/2/2005                 3.50%                          3.36%
           9/3/2005                 3.50%                          3.37%
           9/4/2005                 3.50%                          3.37%
           9/5/2005                 3.50%                          3.38%
           9/6/2005                 3.50%                          3.38%
           9/7/2005                 3.50%                          3.38%
           9/8/2005                 3.50%                          3.39%
           9/9/2005                 3.50%                          3.39%
          9/10/2005                 3.50%                          3.39%
          9/11/2005                 3.50%                          3.39%
          9/12/2005                 3.50%                          3.40%
          9/13/2005                 3.50%                          3.40%
          9/14/2005                 3.50%                          3.41%
          9/15/2005                 3.50%                          3.43%
          9/16/2005                 3.50%                          3.44%
          9/17/2005                 3.50%                          3.45%
          9/18/2005                 3.50%                          3.47%
          9/19/2005                 3.75%                          3.48%
          9/20/2005                 3.75%                          3.50%
          9/21/2005                 3.75%                          3.51%
          9/22/2005                 3.75%                          3.52%
          9/23/2005                 3.75%                          3.53%
          9/24/2005                 3.75%                          3.55%
          9/25/2005                 3.75%                          3.55%
          9/26/2005                 3.75%                          3.57%
          9/27/2005                 3.75%                          3.57%
          9/28/2005                 3.75%                          3.57%
          9/29/2005                 3.75%                          3.57%
          9/30/2005                 3.75%                          3.57%
          10/1/2005                 3.75%                          3.57%
          10/2/2005                 3.75%                          3.57%
          10/3/2005                 3.75%                          3.58%
          10/4/2005                 3.75%                          3.59%
          10/5/2005                 3.75%                          3.59%
          10/6/2005                 3.75%                          3.60%
          10/7/2005                 3.75%                          3.61%
          10/8/2005                 3.75%                          3.62%
          10/9/2005                 3.75%                          3.63%
         10/10/2005                 3.75%                          3.63%
         10/11/2005                 3.75%                          3.63%
         10/12/2005                 3.75%                          3.63%
         10/13/2005                 3.75%                          3.64%
         10/14/2005                 3.75%                          3.64%
         10/15/2005                 3.75%                          3.65%
         10/16/2005                 3.75%                          3.65%
         10/17/2005                 3.75%                          3.66%
         10/18/2005                 3.75%                          3.66%
         10/19/2005                 3.75%                          3.67%
         10/20/2005                 3.75%                          3.67%
         10/21/2005                 3.75%                          3.68%
         10/22/2005                 3.75%                          3.68%
         10/23/2005                 3.75%                          3.68%
         10/24/2005                 3.75%                          3.68%
         10/25/2005                 3.75%                          3.69%
         10/26/2005                 3.75%                          3.70%
         10/27/2005                 3.75%                          3.71%
         10/28/2005                 3.75%                          3.72%
         10/29/2005                 3.75%                          3.73%
         10/30/2005                 3.75%                          3.75%
         10/31/2005                 4.00%                          3.77%
          11/1/2005                 4.00%                          3.79%
          11/2/2005                 4.00%                          3.81%
          11/3/2005                 4.00%                          3.82%
          11/4/2005                 4.00%                          3.84%
          11/5/2005                 4.00%                          3.85%
          11/6/2005                 4.00%                          3.87%
          11/7/2005                 4.00%                          3.87%
          11/8/2005                 4.00%                          3.88%
          11/9/2005                 4.00%                          3.89%
         11/10/2005                 4.00%                          3.90%
         11/11/2005                 4.00%                          3.91%
         11/12/2005                 4.00%                          3.92%
         11/13/2005                 4.00%                          3.92%
         11/14/2005                 4.00%                          3.92%
         11/15/2005                 4.00%                          3.92%
         11/16/2005                 4.00%                          3.93%
         11/17/2005                 4.00%                          3.93%
         11/18/2005                 4.00%                          3.94%
         11/19/2005                 4.00%                          3.94%
         11/20/2005                 4.00%                          3.95%
         11/21/2005                 4.00%                          3.95%
         11/22/2005                 4.00%                          3.96%
         11/23/2005                 4.00%                          3.96%
         11/24/2005                 4.00%                          3.96%
         11/25/2005                 4.00%                          3.96%
         11/26/2005                 4.00%                          3.97%
         11/27/2005                 4.00%                          3.97%
         11/28/2005                 4.00%                          3.97%
         11/29/2005                 4.00%                          3.97%
         11/30/2005                 4.00%                          3.98%
          12/1/2005                 4.00%                          3.98%
          12/2/2005                 4.00%                          3.99%
          12/3/2005                 4.00%                          3.99%
          12/4/2005                 4.00%                          4.00%
          12/5/2005                 4.00%                          4.00%
          12/6/2005                 4.00%                          4.01%
          12/7/2005                 4.00%                          4.02%
          12/8/2005                 4.00%                          4.03%
          12/9/2005                 4.00%                          4.05%
         12/10/2005                 4.00%                          4.06%
         12/11/2005                 4.00%                          4.08%
         12/12/2005                 4.25%                          4.10%
         12/13/2005                 4.25%                          4.12%
         12/14/2005                 4.25%                          4.14%
         12/15/2005                 4.25%                          4.15%
         12/16/2005                 4.25%                          4.16%
         12/17/2005                 4.25%                          4.18%
         12/18/2005                 4.25%                          4.19%
         12/19/2005                 4.25%                          4.19%
         12/20/2005                 4.25%                          4.19%
         12/21/2005                 4.25%                          4.15%
         12/22/2005                 4.25%                          4.15%
         12/23/2005                 4.25%                          4.15%
         12/24/2005                 4.25%                          4.15%
         12/25/2005                 4.25%                          4.16%
         12/26/2005                 4.25%                          4.16%
         12/27/2005                 4.25%                          4.16%
         12/28/2005                 4.25%                          4.21%
         12/29/2005                 4.25%                          4.21%
         12/30/2005                 4.25%                          4.20%
         12/31/2005                 4.25%                          4.19%
           1/1/2006                 4.25%                          4.18%
           1/2/2006                 4.25%                          4.18%
           1/3/2006                 4.25%                          4.18%
           1/4/2006                 4.25%                          4.17%
           1/5/2006                 4.25%                          4.18%
           1/6/2006                 4.25%                          4.18%
           1/7/2006                 4.25%                          4.19%
           1/8/2006                 4.25%                          4.19%
           1/9/2006                 4.25%                          4.19%
          1/10/2006                 4.25%                          4.19%
          1/11/2006                 4.25%                          4.19%
          1/12/2006                 4.25%                          4.20%
          1/13/2006                 4.25%                          4.20%
          1/14/2006                 4.25%                          4.21%
          1/15/2006                 4.25%                          4.21%
          1/16/2006                 4.25%                          4.22%
          1/17/2006                 4.25%                          4.22%
          1/18/2006                 4.25%                          4.22%
          1/19/2006                 4.25%                          4.22%
          1/20/2006                 4.25%                          4.23%
          1/21/2006                 4.25%                          4.23%
          1/22/2006                 4.25%                          4.23%
          1/23/2006                 4.25%                          4.24%
          1/24/2006                 4.25%                          4.24%
          1/25/2006                 4.25%                          4.25%
          1/26/2006                 4.25%                          4.27%
          1/27/2006                 4.25%                          4.28%
          1/28/2006                 4.25%                          4.29%
          1/29/2006                 4.25%                          4.30%
          1/30/2006                 4.50%                          4.31%
          1/31/2006                 4.50%                          4.33%
           2/1/2006                 4.50%                          4.34%
           2/2/2006                 4.50%                          4.35%
           2/3/2006                 4.50%                          4.37%
           2/4/2006                 4.50%                          4.38%
           2/5/2006                 4.50%                          4.39%
           2/6/2006                 4.50%                          4.40%
           2/7/2006                 4.50%                          4.41%
           2/8/2006                 4.50%                          4.41%
           2/9/2006                 4.50%                          4.41%
          2/10/2006                 4.50%                          4.40%
          2/11/2006                 4.50%                          4.40%
          2/12/2006                 4.50%                          4.40%
          2/13/2006                 4.50%                          4.40%
          2/14/2006                 4.50%                          4.40%
          2/15/2006                 4.50%                          4.40%
          2/16/2006                 4.50%                          4.40%
          2/17/2006                 4.50%                          4.41%
          2/18/2006                 4.50%                          4.41%
          2/19/2006                 4.50%                          4.41%
          2/20/2006                 4.50%                          4.41%
          2/21/2006                 4.50%                          4.42%
          2/22/2006                 4.50%                          4.42%
          2/23/2006                 4.50%                          4.42%
          2/24/2006                 4.50%                          4.41%
          2/25/2006                 4.50%                          4.41%
          2/26/2006                 4.50%                          4.41%
          2/27/2006                 4.50%                          4.41%
          2/28/2006                 4.50%                          4.41%
           3/1/2006                 4.50%                          4.42%
           3/2/2006                 4.50%                          4.42%
           3/3/2006                 4.50%                          4.43%
           3/4/2006                 4.50%                          4.44%
           3/5/2006                 4.50%                          4.45%
           3/6/2006                 4.50%                          4.45%
           3/7/2006                 4.50%                          4.45%
           3/8/2006                 4.50%                          4.45%
           3/9/2006                 4.50%                          4.45%
          3/10/2006                 4.50%                          4.45%
          3/11/2006                 4.50%                          4.45%
          3/12/2006                 4.50%                          4.45%
          3/13/2006                 4.50%                          4.45%
          3/14/2006                 4.50%                          4.46%
          3/15/2006                 4.50%                          4.46%
          3/16/2006                 4.50%                          4.46%
          3/17/2006                 4.50%                          4.47%
          3/18/2006                 4.50%                          4.47%
          3/19/2006                 4.50%                          4.48%
          3/20/2006                 4.50%                          4.49%
          3/21/2006                 4.50%                          4.49%
          3/22/2006                 4.50%                          4.50%
          3/23/2006                 4.50%                          4.51%
          3/24/2006                 4.50%                          4.52%
          3/25/2006                 4.50%                          4.53%
          3/26/2006                 4.50%                          4.54%
          3/27/2006                 4.75%                          4.54%
          3/28/2006                 4.75%                          4.55%
          3/29/2006                 4.75%                          4.56%
          3/30/2006                 4.75%                          4.56%
          3/31/2006                 4.75%                          4.57%
           4/1/2006                 4.75%                          4.57%
           4/2/2006                 4.75%                          4.63%
           4/3/2006                 4.75%                          4.63%
           4/4/2006                 4.75%                          4.64%
           4/5/2006                 4.75%                          4.65%
           4/6/2006                 4.75%                          4.65%
           4/7/2006                 4.75%                          4.66%
           4/8/2006                 4.75%                          4.67%
           4/9/2006                 4.75%                          4.62%
          4/10/2006                 4.75%                          4.63%
          4/11/2006                 4.75%                          4.63%
          4/12/2006                 4.75%                          4.64%
          4/13/2006                 4.75%                          4.64%
          4/14/2006                 4.75%                          4.64%
          4/15/2006                 4.75%                          4.65%
          4/16/2006                 4.75%                          4.66%
          4/17/2006                 4.75%                          4.66%
          4/18/2006                 4.75%                          4.67%
          4/19/2006                 4.75%                          4.67%
          4/20/2006                 4.75%                          4.68%
          4/21/2006                 4.75%                          4.69%
          4/22/2006                 4.75%                          4.69%
          4/23/2006                 4.75%                          4.70%
          4/24/2006                 4.75%                          4.70%
          4/25/2006                 4.75%                          4.71%
          4/26/2006                 4.75%                          4.71%
          4/27/2006                 4.75%                          4.72%
          4/28/2006                 4.75%                          4.73%
          4/29/2006                 4.75%                          4.74%
          4/30/2006                 4.75%                          4.74%
           5/1/2006                 4.75%                          4.75%
           5/2/2006                 4.75%                          4.75%
           5/3/2006                 4.75%                          4.75%
           5/4/2006                 4.75%                          4.75%
           5/5/2006                 4.75%                          4.76%
           5/6/2006                 4.75%                          4.76%
           5/7/2006                 4.75%                          4.77%
           5/8/2006                 4.75%                          4.78%
           5/9/2006                 5.00%                          4.79%
          5/10/2006                 5.00%                          4.80%
          5/11/2006                 5.00%                          4.82%
          5/12/2006                 5.00%                          4.83%
          5/13/2006                 5.00%                          4.85%
          5/14/2006                 5.00%                          4.86%
          5/15/2006                 5.00%                          4.87%
          5/16/2006                 5.00%                          4.88%
          5/17/2006                 5.00%                          4.88%
          5/18/2006                 5.00%                          4.88%
          5/19/2006                 5.00%                          4.88%
          5/20/2006                 5.00%                          4.88%
          5/21/2006                 5.00%                          4.88%
          5/22/2006                 5.00%                          4.89%
          5/23/2006                 5.00%                          4.89%
          5/24/2006                 5.00%                          4.90%
          5/25/2006                 5.00%                          4.90%
          5/26/2006                 5.00%                          4.90%
          5/27/2006                 5.00%                          4.91%
          5/28/2006                 5.00%                          4.91%
          5/29/2006                 5.00%                          4.91%
          5/30/2006                 5.00%                          4.91%
          5/31/2006                 5.00%                          4.91%
           6/1/2006                 5.00%                          4.91%
           6/2/2006                 5.00%                          4.91%
           6/3/2006                 5.00%                          4.91%
           6/4/2006                 5.00%                          4.91%
           6/5/2006                 5.00%                          4.91%
           6/6/2006                 5.00%                          4.90%
           6/7/2006                 5.00%                          4.90%
           6/8/2006                 5.00%                          4.90%
           6/9/2006                 5.00%                          4.90%
          6/10/2006                 5.00%                          4.90%
          6/11/2006                 5.00%                          4.90%
          6/12/2006                 5.00%                          4.90%
          6/13/2006                 5.00%                          4.90%
          6/14/2006                 5.00%                          4.91%
          6/15/2006                 5.00%                          4.91%
          6/16/2006                 5.00%                          4.92%
          6/17/2006                 5.00%                          4.93%
          6/18/2006                 5.00%                          4.94%
          6/19/2006                 5.00%                          4.94%
          6/20/2006                 5.00%                          4.95%
          6/21/2006                 5.00%                          4.95%
          6/22/2006                 5.00%                          4.95%
          6/23/2006                 5.00%                          4.95%
          6/24/2006                 5.00%                          4.95%
          6/25/2006                 5.00%                          4.96%
          6/26/2006                 5.00%                          4.98%
          6/27/2006                 5.00%                          4.99%
          6/28/2006                 5.25%                          5.02%
          6/29/2006                 5.25%                          5.05%
          6/30/2006                 5.25%                          5.07%

The performance quoted above represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results and yields may vary. For the most recent SNAP Fund performance, call 1-800-570-7627 or visit www.vasnap.com.

Historical rates shown include realized gains and losses on the sale of securities and assume the reinvestment of dividends and capital gains distributions. The current seven-day yield does not include realized gains and losses on the sale of securities and more closely reflects the current earnings of the fund than the historical rate quotations. The SNAP Fund rates shown above reflect fee waivers by certain of the fund's service providers that subsidize and reduce the total operating expenses of the Fund. The SNAP Fund's yields and returns would have been lower if there were no such waivers.

Prior to September 17, 2004, Evergreen Investment Management Company served as the Investment Manager to the SNAP Program and was the Investment Advisor of the SNAP Fund, a series of the Evergreen Select Money Market Trust ("Evergreen SNAP Fund"), the predecessor to the CCRF SNAP Fund, a series of the Commonwealth Cash Reserve Fund, Inc. The historical performance for the period prior to September 17, 2004 reflects the performance of the Evergreen SNAP Fund.

An investment in the SNAP Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

All data is as of June 30, 2006 and is subject to change. iMoneyNet First Tier Institutional Average yields and returns are provided by iMoneyNet, an Informa Financial company.

                                     SNAP Fund Annual Report | June 30, 2006 | 3

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Commonwealth Cash Reserve Fund, Inc.

We have audited the accompanying statement of net assets of the SNAP Fund (the "Fund"), a series of the Commonwealth Cash Reserve Fund, Inc., as of June 30, 2006, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Fund's financial highlights for each of the three years in the period ended June 30, 2004 were audited by other auditors whose report dated August 13, 2004 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SNAP Fund as of June 30, 2006, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


Philadelphia, Pennsylvania                                 /s/ Ernst & Young LLP
August 11, 2006

4 | SNAP Fund Annual Report | June 30, 2006


FINANCIAL HIGHLIGHTS
====================================================================================================================================
For a share outstanding throughout each period (1)

                                                                         Year Ended June 30,
                                             ---------------------------------------------------------------------------------------
                                                 2006             2005              2004               2003              2002
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period         $    1.000        $    1.000        $    1.000        $     1.000        $    1.000
Income From Operations
Net Investment Income(2)                          0.042             0.020             0.010              0.016             0.031
                                             ---------------------------------------------------------------------------------------
Total From Operations                             0.042             0.020             0.010              0.016             0.031
                                             ---------------------------------------------------------------------------------------
Less Distributions
Net Investment Income(2)                         (0.042)           (0.020)           (0.010)            (0.016)           (0.031)
                                             ---------------------------------------------------------------------------------------
Total Distributions                              (0.042)           (0.020)           (0.010)            (0.016)           (0.031)
                                             ---------------------------------------------------------------------------------------
Net Asset Value, End of Period               $    1.000        $    1.000        $    1.000        $     1.000        $    1.000
                                             =======================================================================================
Total Return                                       4.25%             2.12%             1.06%              1.49%             2.56%
                                             =======================================================================================
Ratios/Supplemental Data
Net Assets, End of Period (000)              $2,737,201        $1,900,619        $1,774,652        $ 2,223,704        $1,677,555
Ratio of Expenses to Average Net Assets(3)         0.07%(4)          0.13%(4)          0.08%(3)           0.08%(3)          0.08%(3)
Ratio of Net Investment Income to Average
Net Assets                                         4.25%             2.09%             1.05%              1.46%             2.51%
====================================================================================================================================

(1) Effective September 17, 2004, the Evergreen Select Money Market Trust - SNAP Fund Series was merged into the SNAP(R) Fund, a series of the Commonwealth Cash Reserve Fund, Inc. The financial highlights for the periods prior to September 17, 2004 reflect the operating history of the Evergreen Select Money Market Trust - SNAP Fund Series.

(2) Includes net realized capital gains and losses, if any, which were less than $0.005 per share.

(3) The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(4) For the years ended June 30, 2006 and June 30, 2005, the ratio of expenses to average net assets before fee waivers was 0.08% and .13%, respectively.

The accompanying notes are an integral part of these financial statements.

                                     SNAP Fund Annual Report | June 30, 2006 | 5

STATEMENT OF NET ASSETS
================================================================================
June 30, 2006



                                           Face
                                           Amount           Value
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (53.4%)
Barclays Bank
      5.19% 8/25/06 .................   $ 75,000,000   $   75,000,000
Calyon North America, Inc. ..........
      5.20% 3/30/07 .................     15,000,000       15,000,000
      5.40% 6/4/07 ..................     35,000,000       35,000,000
Canadian Imperial Bank
      5.30% 7/31/06 .................     50,000,000       50,000,000
     *5.29% 9/29/06 .................     75,000,000       74,996,146
      4.75% 12/4/06 .................      6,000,000        6,000,124
Citizens Bank
      5.15% 7/10/06 .................     50,000,000       50,000,000
CS First Boston
     *5.27% 7/18/06 .................     20,000,000       20,000,429
      5.31% 7/31/06 .................     85,000,000       85,000,000
      4.75% 11/7/06 .................     20,000,000       20,000,000
Depfa Bank (NY)
      5.13% 7/10/06 .................     50,000,000       50,000,000
      5.10% 3/6/07 ..................     25,000,000       25,000,000
Dexia Credit Local (NY)
      5.31% 8/8/06 ..................    100,000,000      100,000,000
Dresdner Bank (NY)
      5.30% 7/26/06 .................    125,000,000      125,000,000
Fortis Bank
      5.08% 7/5/06 ..................     50,000,000       50,000,000
      5.31% 7/28/06 .................     75,000,000       75,000,000
HBOS Treasury Services (NY)
      5.20% 3/30/07 .................     40,000,000       40,000,000
      5.30% 4/18/07 .................     25,000,000       25,000,959
      5.35% 6/4/07 ..................     35,000,000       35,007,860
Royal Bank of Canada
      5.31% 8/7/06 ..................    100,000,000      100,000,000
Royal Bank of Scotland
     *5.07% 10/4/06 .................     50,000,000       49,997,269
     *5.24% 2/23/07 .................     20,000,000       19,996,942
      5.28% 3/12/07 .................      5,000,000        4,993,503
Svenska Handelsbanken (NY)
      5.26% 7/24/06 .................     75,000,000       75,000,000
Toronto Dominion
      5.31% 8/4/06 ..................    130,000,000      130,000,000
Wells Fargo Bank
      5.20% 7/3/06 ..................     15,000,000       15,000,000
      5.29% 7/24/06 .................     90,000,000       90,000,000
      4.90% 2/1/07 ..................     20,000,000       20,000,000
                                                       --------------
Total Certificates of Deposit .......                   1,460,993,232
                                                       --------------
ASSET-BACKED COMMERCIAL PAPER (22.3%)
Amstel Funding Corporation
      5.31% 7/27/06 .................     45,000,000       44,828,075
      5.49% 9/26/06 .................     45,000,000       44,411,662
Atlantis One Funding
      5.11% 7/7/06 ..................     50,000,000       49,957,583
      5.29% 7/24/06 .................     75,000,000       74,747,479
Kitty Hawk Funding Corp. ............
      5.24% 7/17/06 .................     70,000,000       69,837,600
================================================================================

The accompanying notes are an integral part of these financial statements

6 | SNAP Fund Annual Report | June 30, 2006

STATEMENT OF NET ASSETS continued
================================================================================
June 30, 2006


                                                                                                 Face
                                                                                                Amount          Value
--------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED COMMERCIAL PAPER (22.3%) (continued)
Ranger Funding Corp.
      5.30% 7/26/06 ......................................................................  $ 47,753,000   $   47,577,906
Sheffield Receivable Corporation
      5.31%  7/6/06 .......................................................................   45,000,000       44,966,875
      5.22% 7/17/06 .......................................................................   15,000,000       14,965,333
      5.33%  8/3/06 .......................................................................   71,600,000       71,252,143
Tulip Funding Corp
      5.12% 7/6/06 ........................................................................   23,129,000       23,112,617
      5.22% 7/14/06 .......................................................................   50,000,000       49,906,111
Yorktown Capital LLC
      5.29% 7/20/06 .......................................................................   74,138,000       73,931,570
                                                                                                           --------------
Total Asset-Backed Commercial Paper .......................................................                   609,494,954
                                                                                                           --------------
COMMERCIAL PAPER (12.0%)
Bear Stearns
    *5.37%  9/18/06 .......................................................................   20,000,000       20,000,000
    *5.37%  9/18/06 .......................................................................   90,000,000       90,000,000
Goldman Sachs Group, Inc. .................................................................
    *5.24%  7/14/06 .......................................................................   90,000,000       90,000,000
Morgan Stanley Dean Witter
    *5.18%  7/10/06 .......................................................................   93,000,000       93,000,000
    *5.15%  2/26/07 .......................................................................   35,000,000       35,000,000
                                                                                                           --------------
Total Commercial Paper ....................................................................                   328,000,000
                                                                                                           --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (10.3%)
Fannie Mae Mortgage-Backed Security Discount Notes
      4.94% 7/3/06 ........................................................................   55,090,000       55,075,065
      5.07% 8/1/06 ........................................................................   25,000,000       24,892,361
      5.45% 10/2/06 .......................................................................   50,000,000       49,320,028
Fannie Mae Notes
      4.02% 7/12/06 .......................................................................   11,620,000       11,617,386
      5.08% 7/17/06 ......................................................................   50,000,000       49,999,674
Federal Home Loan Bank Notes (Callable)
      4.16% 7/28/06 .......................................................................    5,000,000        4,992,776
      4.82% 1/12/07 .......................................................................   20,500,000       20,365,790
      4.76% 1/12/07 .......................................................................   15,000,000       14,863,824
      5.67% 7/16/07 .......................................................................   25,000,000       24,970,619
Freddie Mac Notes (Callable)
      5.50% 7/9/07 ........................................................................   25,000,000       25,000,000
                                                                                                           --------------
Total U.S. Government & Agency Obligations ................................................                   281,097,523
                                                                                                           --------------
REPURCHASE AGREEMENTS (3.6%)
Morgan Stanley
Fannie Mae Mortgage-Backed Security
      5.30% 7/3/06 ........................................................................                    99,640,000
     (Dated 6/30/06, repurchase price $99,684,008, collateralized by Fannie Mae securities,
     4% to 7%, maturing 8/1/17 to 5/1/36, market value $78,093,578; and Freddie Mac securities, 4.5% to 7%, maturing 7/1/14 to 5/1/36, market value $24,535,622)
                                                                                                           --------------
Total Repurchase Agreements ...............................................................                    99,640,000
                                                                                                           --------------
TOTAL INVESTMENTS (101.5%) ................................................................                 2,779,225,709
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-1.5%)** .....................................                   (42,024,708)
                                                                                                           --------------
NET ASSETS (100.0%)
     Applicable to 2,737,201,001 outstanding shares of beneficial interest
     (3,000,000,000 shares authorized - no par value) .....................................                $2,737,201,001
                                                                                                           ==============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                                             $         1.00
==========================================================================================================================

* Floating Rate Note, rate shown is that which was in effect at June 30, 2006. ** Includes a $49,320,028 liability for securities purchased and not yet settled.
The accompanying notes are an integral part of these financial statements.

                                     SNAP Fund Annual Report | June 30, 2006 | 7

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                                        Year Ended
                                                         June 30,
                                                           2006
-------------------------------------------------------------------
INVESTMENT INCOME
  Interest Income ..................................   $ 95,761,015
                                                       ------------
EXPENSES
  Advisory Fees ....................................      1,526,307
  Banking Fees .....................................        144,127
  Audit Fees .......................................         13,200
  Legal Fees .......................................        109,027
  Directors Fees and Expenses ......................         61,129
  Registration and Filing Fees .....................         10,173
  Insurance, Rating and Other ......................       (163,537)
                                                       ------------
Total Expenses .....................................      1,700,426
Less Expenses Waived by the Investment Advisor .....        (42,921)
                                                       ------------
Net Expenses .......................................      1,657,505
                                                       ------------
Net Investment Income ..............................     94,103,510
Net Realized (Loss) on Sale of Investments .........       (127,015)
                                                       ------------
Net Increase in Net Assets Resulting from Operations   $ 93,976,495
===================================================================

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                           Year Ended         Year Ended
                                                                            June 30,           June 30,
                                                                              2006               2005
-----------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
Operations
  Net Investment Income ..............................................   $    94,103,510    $    37,461,462
  Net Realized (Loss) on Sale of Investments .........................          (127,015)           (67,078)
                                                                         ----------------------------------
Net Increase in Net Assets ...........................................        93,976,495         37,394,384
                                                                         ----------------------------------
Distributions
  Net Investment Income, Net of Realized Losses on Sale of Investments       (93,976,495)       (37,394,384)
                                                                         ----------------------------------
Total Distributions ..................................................       (93,976,495)       (37,394,384)
                                                                         ----------------------------------
Capital Share Transactions (at $1.00 per share)
  Issued .............................................................     3,162,306,842      2,502,800,762
  Redeemed ...........................................................    (2,419,701,123)    (2,414,228,774)
  Distributions Reinvested ...........................................        93,976,495         37,394,384
                                                                         ----------------------------------
Net Increase from Capital Share Transactions .........................       836,582,214        125,966,372
                                                                         ----------------------------------
Total Increase in Net Assets .........................................       836,582,214        125,966,372
                                                                         ----------------------------------
Net Assets
  Beginning of Year ..................................................     1,900,618,787      1,774,652,415
                                                                         ----------------------------------
  End of Year ........................................................   $ 2,737,201,001    $ 1,900,618,787
===========================================================================================================


The accompanying notes are an integral part of these financial statements.

8 | SNAP Fund Annual Report | June 30, 2006

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 A.  ORGANIZATION
     The Commonwealth Cash Reserve Fund, Inc. ("CCRF") is registered under the Investment Company Act of 1940, as a diversified open-end investment company and was organized as a Virginia corporation on December 8, 1986. CCRF offers three separate investment portfolios: the SNAP(R) Fund ("the Fund"), the Commonwealth Cash Reserve Fund ("Prime Portfolio") and the CCRF Federal Portfolio ("Federal Portfolio"). The Fund is a money market mutual fund designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, and political subdivisions in Virginia. The Prime Portfolio and Federal Portfolio are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. The Fund invests in short-term, high quality debt instruments issued by the U.S. government or its agencies or instrumentalities, by U.S. municipalities, and by financial institutions and other U.S. companies. The Fund commenced operations on September 17, 2004 through an exchange of shares with the Evergreen Select Money Market Trust - SNAP Fund Series in the amount of $1,846,930,532.

     This annual report represents the annual report of the Fund only. The annual report of the Prime Portfolio and the Federal Portfolio is presented separately and can be provided upon request by contacting CCRF.


 B.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     The following significant accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

     1.Securities held are stated at amortized cost, which approximates fair value at June 30, 2006. It is the Fund's policy to compare amortized cost and fair value of securities weekly and as of the last business day of each month.

     2.Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

                                     SNAP Fund Annual Report | June 30, 2006 | 9

     3.Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each participant's account by the purchase of additional shares of the Fund on the last day of each month.

     4.The Fund invests cash in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     5.The Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At June 30, 2006, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Fund are considered ordinary income for federal income tax purposes. The components of the Fund's net assets on a tax basis are materially the same as the book components of the Fund's net assets.


 C.  FEES AND CHARGES
     In conjunction with the reorganization of the Fund into CCRF, CCRF entered into agreements with PFM Asset Management LLC ("PFM") to provide investment advisory, administration, and transfer agent services to the Fund. Prior to this, the Evergreen Investment Management Company, LLC ("EIMC") served as the investment advisor and administrator for the Fund and State Street Bank and Trust served as transfer agent for the Fund.

     Fees for investment advisory services provided by PFM to the Fund are calculated at an annual rate of .08% of the average daily net assets of the Fund up to $1 billion and .06% on such assets in excess of $1 billion. Fees for administrative and transfer agent services provided by PFM to the Fund are limited to out-of-pocket expenses attributable to the performance of duties under the administration and transfer agency agreements. There were no administrative or transfer agent fees charged to the Fund by PFM during the year ended June 30, 2006. PFM voluntarily waived $42,921 of fees under its investment advisory agreement to minimize the operating expenses of the Fund for the year ended June 30, 2006. Fees paid to PFM, after such waivers represented .07% of the Fund's average net assets for the year ended June 30, 2006.

10 | SNAP Fund Annual Report | June 30, 2006

     CCRF has adopted an Amended and Restated Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, which permits CCRF to bear certain expenses in connection with the distribution of its shares, provided the requirements of the Rule are met. PFM Fund Distributors, Inc. (the "Distributor") serves as the Fund's Distributor pursuant to a distribution agreement with CCRF. The Distributor is a wholly-owned subsidiary of PFM. The Distribution Plan does not authorize CCRF to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of CCRF shares. Any payments made under the Plan shall be made only as determined from time to time by the Board of Directors. For the year ended June 30, 2006, there were no distribution or 12b-1 fees paid by CCRF.

     During the year ended June 30, 2006, the Fund incurred approximately $11,000 of legal expenses for services of a law firm of which a former Secretary of CCRF is a Partner.

     CCRF has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. CCRF has had no claims or payments pursuant to these or prior agreements, and the CCRF's management believes the likelihood of a claim being made is remote.


 D.  GOVERNMENTAL ACCOUNTING STANDARDS (Unaudited)
     Under Governmental Accounting Standards ("GAS"), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Fund is not subject to GAS, the following risk disclosures of its investment portfolio as of June 30, 2006 have been provided for the information of the Fund's shareholders.

     Credit Risk

     The Fund's investment policies are outlined in the Fund's Prospectus and are further described in the Fund's Statement of Additional Information. The Fund may only purchase securities which are permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia. The Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts.

     As of June 30, 2006, the Fund's investment portfolio was comprised of investments which were, in aggregate, rated by Standard and Poor's ("S&P") as follows:

                                    SNAP Fund Annual Report | June 30, 2006 | 11

                              S&P       Percentage
                             Rating    of Portfolio
                           -------------------------

                             AAA               9.8%
                             A-1+             56.1%
                             A-1              26.6%
                             AA                3.9%
                             AA-                .7%
                             A+                2.9%

     The above ratings of the Fund include the ratings of collateral underlying repurchase agreements in effect at June 30, 2006.

     Concentration of Credit Risk

     The Fund may not purchase any securities if 25% or more of its total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks). The Fund may not buy the obligations of any issuer, other than the United States Government, its agencies and instrumentalities, if more than 5% of the it's total assets (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies and instrumentalities.

     Although the Fund may not lend money or assets, it can buy those debt obligations or use those deposit instruments in which it is permitted to invest (see "Investment Objective and Policies" in the Prospectus). It can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, the Fund will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements. The Fund may not sell securities short (i.e. sell securities that it does not own) and may not buy securities on margin. The Fund may not buy securities that cannot be freely sold for legal reasons. The Fund may not purchase securities of any other investment company if more than 10% of it's total assets would then be invested in investment companies. The Fund may not make certain illiquid investments if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable. The Fund's investment policy establishes certain restrictions on investments and limitations on portfolio composition.

12 | SNAP Fund Annual Report | June 30, 2006

     The Fund's investment policy provides that no more than 35% of its investment portfolio may be invested in commercial paper, and no more than 5% of its investment portfolio may be invested in commercial paper of any single issuer. The Fund's investment portfolio at June 30, 2006 included the following issuers which individually represented greater than 5% of the Fund's total investment portfolio:

                                                Percentage
                            Issuer              of Portfolio
                         ------------------------------------
                          Fannie Mae                9.2%
                          Morgan Stanley            8.2%

     Interest Rate Risk

     The Fund's investment policy limits its exposure to market value fluctuations due to changes in interest rates by requiring that (1) the Fund maintain a dollar-weighted average maturity of not greater than ninety days; (2) any investment securities purchased by the Fund have remaining maturities of 397 days or less; and (3) further limiting the remaining maturity of any commercial paper purchased by the Fund to 270 days or less.

     The weighted average maturity of the Fund's entire portfolio at June 30, 2006 was 52.1 days. The fair value and weighted average maturity of the types of investments in which the Fund was invested at June 30, 2006 are as follows:

                                                                     Weighted
                                                                      Average
             Type of Investment                  Fair Value          Maturity
    ---------------------------------------------------------------------------

     U.S. Government Agency Bonds              $  151,810,069       172.6 Days
     U.S. Government Agency Discount Notes        129,287,454        43.6 Days
     Certificates of Deposit                    1,460,993,232        65.6 Days
     Asset-Backed Commercial Paper                609,494,954        24.6 Days
     Commercial Paper                             328,000,000         6.0 Days
     Repurchase Agreements                         99,640,000         3.0 Days
                                               --------------
     Total                                     $2,779,225,709
                                               ==============

     The weighted average maturities shown above are calculated based on the stated maturity dates with the following exceptions: (1) floating or variable rate securities are assumed to have an effective maturity of the date upon which the security's interest rate next resets; and (2) the effective maturity of callable securities is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its call date.

                                    SNAP Fund Annual Report | June 30, 2006 | 13

THE CCRF BOARD OF DIRECTORS, OFFICERS AND ADVISORY BOARD
(Unaudited)
--------------------------------------------------------------------------------

Each member of the Board of Directors of CCRF was elected by CCRF's shareholders. Under CCRF's amended and restated bylaws, each of CCRF's Directors will hold office until his successor is elected and qualified or until earlier resignation or removal. Vacancies of the Board of Directors may be filled by the remaining Board members until the next shareholders' meeting, subject to restrictions described in the Fund's Prospectus and Statement of Additional Information.

The following table sets forth certain information about CCRF's Officers, Directors and Advisory Board Members.

                                         Principal Occupation(s) During the Past
Name, Position Held with Fund,           Five Years (Number of Portfolios in
(Served Since), Birthyear, Other         Fund Complex Overseen by Director/
Directorships Held                       Officer)
================================================================================

INDEPENDENT DIRECTORS

Giles Dodd                               Retired; Former Director of Finance,
Director (1996)                          City of Greenville, South Carolina,
Birthyear: 1926                          1993-1996; Former Director of Finance/
Other directorships: None                Assistant City Manager, City of
                                         Virginia Beach 1963-1996; Past
                                         President Virginia Government Finance
                                         Officers Association; (3)
--------------------------------------------------------------------------------

Robert J. Fagg, Jr.                      Retired; Former Director of the
Director (1986)                          Annual Giving Program, Virginia
Birthyear: 1940                          Commonwealth University, 1981-1998;
Other directorships: None                Development Officer, 1974-1981; (3)
--------------------------------------------------------------------------------

Robert R. Sedivy                         Vice President-Finance and Treasurer,
Director (1996)                          Collegiate School, Richmond, Virginia,
Birthyear: 1946                          1988-present; Past President, Virginia
Other directorships: None                Association of Independent Schools
                                         Financial Officers Group; (3)
--------------------------------------------------------------------------------

OFFICERS AND AFFILIATED DIRECTORS

Jeffrey A. Laine                         President, Commonwealth Financial
Director, President & Treasurer (1986)   Group, Inc., 1994-present; President,
Birthyear: 1957                          Laine Financial Group, Inc., (an
Other directorships: None                investment advisory firm) 1992-present;
                                         (3)
--------------------------------------------------------------------------------

Martin P. Margolis                       President, PFM Asset Management LLC,
Director & Vice President (1996)         2001-present; Managing Director, Public
Birthyear: 1944                          Financial Management, Inc., (a
Other directorships: None                financial advisory firm) 1986-present;
                                         (3)
--------------------------------------------------------------------------------

Jennifer L. Scheffel, Esq.               Senior Managing Consultant, PFM Asset
Secretary (2005)                         Management LLC, 2004-present; Assistant
Birthyear: 1972                          Vice President, Ambac Financial Group,
Other directorships: None                Inc., 2004; Assistant Vice President,
                                         Chief Compliance Officer, Cadre
                                         Financial Services, Inc., 2002-2004;
                                         PlusFunds Group, Inc., 2001-2002; Cozen
                                         & O'Conner, 2000-2001; (3)
================================================================================

14 | SNAP Fund Annual Report | June 30, 2006

                                         Principal Occupation(s) During the Past
Name, Position Held with Fund,           Five Years (Number of Portfolios in
(Served Since), Birthyear, Other         Fund Complex Overseen by Director/
Directorships Held                       Officer)
================================================================================

ADVISORY BOARD MEMBERS

Larry W. Davenport                       Director of Finance, Hampton Roads
Advisory Board Member (1995)             Transit, Virginia, 2004-present;
Birthyear: 1946                          Director of Finance, Southeastern
Other directorships: None                Public Service Authority, Virginia
                                         1998-2004; (3)
--------------------------------------------------------------------------------

Christopher Martino                      Director of Finance, Prince William
Advisory Board Member (1996)             County, Virginia, February 1996-
Birthyear: 1956                          present; Certified Public Accountant,
Other directorships: None                Member of the Government Finance
                                         Officers Association. (3)
--------------------------------------------------------------------------------

Roger W. Mitchell, Jr.                   Director of Finance/Treasurer, Town of
Advisory Board Member (1994)             Culpeper, Virginia, 1991-2004; (3)
Birthyear: 1960
Other directorships: None
--------------------------------------------------------------------------------

Clarence A. Robinson                     Director of Fiscal Affairs, City of
Advisory Board Member (1998)             Fredricksburg, Virginia, 1986-present;
Birthyear: 1948                          (3)
Other directorships: None
================================================================================

The only fees CCRF pays to Directors who are "interested persons" or to any of CCRF's officers are to Mr. Laine, CCRF's President, who is the president and sole shareholder of the former Distributor of the Prime Portfolio and Federal Portfolio. No officer of CCRF received any remuneration as an officer or employee of CCRF during the year ended June 30, 2006. Directors who are not "interested persons" of CCRF (the "Independent Directors") receive from CCRF an annual retainer of $5,000 plus $500 per meeting attended, and the Board chairman and committee chairman receive an additional annual retainer of $1,000. For the year ended June 30, 2006, such fees totaled $29,750. The Independent Directors are responsible for the nomination of any individual to serve as an Independent Director. Advisory Board Members receive no compensation from CCRF.

The Board has established an Audit Committee, which consists of all of the Independent Directors, and which operates in accordance with the Audit Committee's charter. The Audit Committee is designed to: oversee the accounting and financial reporting policies and practices and internal controls of CCRF and, as appropriate, the internal controls of certain service providers to CCRF; oversee the quality and objectivity of CCRF's financial statements and the independent audit thereof; act as a liaison between CCRF's independent auditors and the full Board; and undertake such other functions at the Board may deem appropriate from time to time. Prior to the establishment of the Audit Committee, these responsibilities were undertaken directly by the Board. The Audit Committee met twice during the year ended June 30, 2006.

                                    SNAP Fund Annual Report | June 30, 2006 | 15

The mailing address of each Independent Director and Advisory Board Member is 4350 North Fairfax Drive, Suite 580, Arlington, Virginia 22203. The mailing address of Mr. Laine is 38 Cohasset Lane, Cherry Hill, NJ 08003; the mailing address of Mr. Margolis is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101; and the mailing address of Ms. Scheffel is Airport Corporate Center, One Corporate Drive, Suite 101, Bohemia, NY 11716.

For further information on payments made to officers of the Fund for services performed, refer to Note C of the financial statements.


The Fund's Statement of Additional Information (SAI) includes additional information about the Officers, Directors and Advisory Board Members, and is available, without charge, upon request by calling (800) 338-3383.

16 | SNAP Fund Annual Report | June 30, 2006

VIRGINIA TREASURY BOARD AND
SNAP PROGRAM ADVISORY BOARD (Unaudited)
--------------------------------------------------------------------------------

The SNAP Program Investment Manager has appointed an Advisory Board of local government officials to provide consultation and advice to the Program. Members of the SNAP Advisory Board do not serve on the Virginia Treasury Board and do not serve as directors or officers of the SNAP Fund, but may be employees of Virginia governmental entities that participate in the SNAP Program. SNAP Advisory Board members receive no compensation for their services on the SNAP Advisory Board and do not have authority to bind the Virginia Treasury Board, the SNAP Program or the SNAP Fund.


      Commonwealth of        |
  Virginia Treasury Board    |       SNAP(R) Program Advisory Board
                             |
  J. Braxton Powell, Chair   |   Terry S. Adams             Rodney Oliver
     David A. Von Moll       |   John T. Atkinson         Francis X. O'Leary
     Kenneth N. Daniels      |   Sheryl Bailey           C. William Orndoff, Jr.
     K. David Boyer, Jr.     |   Reta R. Busher             Fred W. Parker
     Douglas W. Densmore     |   Barbara O. Carraway       Larry K. Pritchett
        Janie Bowen          |   Richard A. Cordle           John H. Tuohy
                             |   John J. Cusimano           Ronald H. Williams
                             |

                                    SNAP Fund Annual Report | June 30, 2006 | 17

INFORMATION ABOUT THE FUND'S EXPENSES (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the SNAP Fund, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. The Fund does not charge their shareholders transaction-based fees or distribution fees; however, as with all mutual funds, the Fund does incur operating expenses. So when invested in the Fund, you will incur ongoing costs, including management fees and other operating expenses of the Fund.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2006. This example illustrates the Fund's expenses in two ways:

Actual Returns and Expenses This section provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in the Fund using the Fund's actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled "Expenses Paid per $1,000 During Period" for the Fund to estimate the expenses you paid on your account with the Fund during this period.

Hypothetical 5% Returns and Actual Expenses This section is intended to help you compare the Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds' actual rate of return, but is useful in making comparisons of the costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical cost with the 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

18 | SNAP Fund Annual Report | June 30, 2006

Expenses and Value of a $1,000 Investment in the SNAP Fund
for the Six Months Ended June 30, 2006
--------------------------------------------------------------------------------


                                      Beginning                          Expenses
                                     Account Value       Ending      Paid Per $1,000
                                      January 1,      Account Value       During
                                         2006         June 30, 2006       Period*
--------------------------------------------------------------------------------

Based on Actual SNAP Fund
Expenses and Returns                  $ 1,000.00       $ 1,023.52         $ 0.37

Based on Actual SNAP Fund Expenses
and a Hypothetical 5% Return          $ 1,000.00       $ 1,024.43         $ 0.37
--------------------------------------------------------------------------------

* Expenses are equal to the SNAP Fund's annualized expense ratio of 0.07% multiplied by the average account value over the period, multiplied by 181 days in the most recent fiscal half-year divided by 365. The amounts shown above reflect fee and/or expense waivers by the Investment Advisor.
================================================================================

Please note that the expenses shown in the table above are meant to highlight your ongoing costs only and do not reflect any transactional costs. The "Expenses Paid per $1,000 During Period" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the SNAP Fund does not charge their shareholders transaction-based fees or distribution fees, however other funds used to compare to may charge transactional fees or distribution fees. If transactional or distribution fees were included in the 5% hypothetical example below, the overall costs of investing would be higher.

                                    SNAP Fund Annual Report | June 30, 2006 | 19

                         Page left intentionally blank.


20 | SNAP Fund Annual Report | June 30, 2006

                                             Investment Adviser
                                             PFM Asset Management LLC
[logo]                                       One Keystone Plaza
                                             Suite 300
                                             North Front & Market Streets
                                             Harrisburg, Pennsylvania 17101-2044

                                             Distributor
                                             PFM Fund Distributors, Inc.
                                             One Keystone Plaza
                                             Suite 300
                                             North Front & Market Streets
                                             Harrisburg, Pennsylvania 17101-2044

                                             Custodian
                                             Wachovia Bank, N.A.
                                             123 South Broad Street
                                             Philadelphia, PA 19109

                                             Transfer Agent
                                             PFM Asset Management LLC
                                             One Keystone Plaza
                                             Suite 300
                                             North Front & Market Streets
                                             Harrisburg, Pennsylvania 17101-2044

                                             Independent Registered Public
                                             Accounting Firm
                                             Ernst & Young LLP
                                             Two Commerce Square, Suite 4000
                                             2001 Market Street
                                             Philadelphia, Pennsylvania 19103

                                             Counsel
                                             Schulte Roth & Zabel LLP
[logo] Commonwealth                          919 Third Avenue
-------------------                          New York, NY 10022
Cash Reserve Fund

Commonwealth Cash Reserve Fund, Inc.
4350 North Fairfax Drive, Suite 580
Arlington, Virginia 22203
1-800-338-3383

Item 2. Code of Ethics.

AS OF THE END OF THE REPORTING PERIOD, THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. A COPY OF THIS CODE OF ETHICS IS ATTACHED AS
EXHIBIT 12(a)(1). FOR THE YEAR ENDED JUNE 30, 2006, THERE WERE NO AMENDMENTS TO ANY PROVISION OF THE REGISTRANT'S CODE OF ETHICS, NOR WERE THERE ANY WAIVERS GRANTED FROM ANY PROVISION OF THE REGISTRANT'S CODE OF ETHICS.

Item 3. Audit Committee Financial Expert.

THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT DOES NOT HAVE AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE. THE REGISTRANT'S BOARD OF DIRECTORS BELIEVES THAT THE MEMBERS OF THE AUDIT COMMITTEE ARE FINANCIALLY LITERATE AND HAVE THE FINANCIAL KNOWLEDGE AND EXPERTISE NECESSARY TO UNDERSTAND THE FINANCIAL STATEMENTS AND OPERATIONS OF A REGISTERED INVESTMENT COMPANY THAT INVESTS EXCLUSIVELY IN SECURITIES ELIGIBLE FOR PURCHASE UNDER RULE 2a-7 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT"). IN ADDITION, EACH OF THE MEMBERS OF THE REGISTRANT'S AUDIT COMMITTEE HAS SERVED IN SUCH CAPACITY FOR AT LEAST THE LAST NINE YEARS AND ARE FAMILIAR WITH THE OPERATIONS OF A MONEY MARKET FUND.

Item 4. Principal Accountant Fees and Services.

THE AGGREGATE FEES BILLED IN EACH OF THE LAST TWO FISCAL YEARS BY THE REGISTRANT'S PRINCIPAL ACCOUNTANT FOR AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES ARE AS FOLLOWS:


                          FISCAL YEAR   FISCAL YEAR
                             ENDED         ENDED
                            6/30/06       6/30/05
                          -----------   -----------

(a) AUDIT FEES:           $    39,600   $    40,000

(b) AUDIT-RELATED FEES:   $         0   $         0

(c) TAX FEES:             $         0   $         0

(d) ALL OTHER FEES:       $         0   $         0


(e) (1) THE REGISTRANT'S AUDIT COMMITTEE OPERATES PURSUANT TO AN AUDIT COMMITTEE CHARTER (THE "CHARTER") WHICH WAS APPROVED BY THE REGISTRANT'S BOARD OF DIRECTORS ON JULY 31, 2003. INCLUDED IN THE CHARTER ARE REQUIREMENTS THAT THE AUDIT COMMITTEE REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL THAT THE REGISTRANT EMPLOY ITS AUDITOR TO RENDER "PERMISSIBLE NON-AUDIT SERVICES" (AS THAT TERM IS DESCRIBED BY RULE 2-01(C)(4) OF REGULATION S-X) TO THE REGISTRANT. THE CHARTER ALSO REQUIRES THAT THE AUDIT COMMITTEE REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL THAT ANY "SERVICE ORGANIZATION," AS SUCH TERM IS DEFINED IN THE CHARTER, THAT PROVIDES ONGOING INVESTMENT ADVISORY OR DISTRIBUTION SERVICES TO THE REGISTRANT, EMPLOY THE REGISTRANT'S AUDITOR TO RENDER NON-AUDIT SERVICES, IF SUCH ENGAGEMENT WOULD RELATE DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE REGISTRANT, TO DETERMINE WHETHER THE PROVISION OF SUCH SERVICES IS CONSISTENT WITH THE AUDITOR'S INDEPENDENCE.

THE CHARTER SPECIFIES THAT, NOTWITHSTANDING THE ABOVE REQUIREMENTS, PRE-APPROVAL BY THE AUDIT COMMITTEE OF NON-AUDIT SERVICES IS NOT REQUIRED SO LONG AS:

     (1) WITH RESPECT TO THE REGISTRANT, THE AGGREGATE AMOUNT OF ALL SUCH PERMISSIBLE NON-AUDIT SERVICES PROVIDED TO THE REGISTRANT CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES PAID TO THE AUDITOR BY THE REGISTRANT DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

     (2) WITH RESPECT TO ANY SERVICE ORGANIZATION THAT PROVIDES ONGOING INVESTMENT ADVISORY OR DISTRIBUTION SERVICES TO THE REGISTRANT, THE AGGREGATE AMOUNT OF ALL SUCH NON-AUDIT SERVICES PROVIDED CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES (OF THE TYPE THAT WOULD HAVE TO BE PRE-APPROVED BY THE AUDIT COMMITTEE) PAID TO THE AUDITOR BY THE REGISTRANT AND SUCH ORGANIZATIONS IN THE AGGREGATE DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

     (3) SUCH SERVICES WERE NOT RECOGNIZED BY THE REGISTRANT AT THE TIME OF THE ENGAGEMENT TO BE NON-AUDIT SERVICES; AND

     (4) SUCH SERVICES ARE PROMPTLY BROUGHT TO THE ATTENTION OF THE AUDIT COMMITTEE AND APPROVED PRIOR TO THE COMPLETION OF THE AUDIT BY THE AUDIT COMMITTEE.

(e) (2) NOT APPLICABLE; THERE WERE NO SUCH SERVICES PROVIDED.

(f) NOT APPLICABLE; THERE WERE NO SUCH SERVICES PROVIDED BY PERSONS OTHER THAN THE REGISTRANT'S PRINCIPAL ACCOUNTANT'S FULL-TIME EMPLOYEES.

(g) NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.

(h) NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE SECURITIES EXCHANGE ACT OF 1934.


Item 6. Schedule of Investments

NOT APPLICABLE; THE REGISTRANT'S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT'S ANNUAL REPORTS TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FILING.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF DIRECTORS.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE 1940 ACT) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(b) THERE WERE NO SIGNIFICANT CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a) (1) THE REGISTRANTS CODE OF ETHICS THAT WAS FORMALLY ADOPTED ON APRIL 27, 2004 IS ATTACHED HERETO AS EXHIBIT 99.CODEOFETHICS.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(b) OF THE 1940 ACT ARE ATTACHED AS EXHIBIT 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Commonwealth Cash Reserve Fund, Inc.
             -------------------------------------------------------------------


By (Signature and Title)*           /s/ Jeffrey A. Laine
                          ------------------------------------------------------
                                        Jeffrey A. Laine, President

Date  9/7/2006
      --------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Jeffrey A. Laine
                          ------------------------------------------------------
                                        Jeffrey A. Laine, President

Date  9/7/2006
      --------


By (Signature and Title)*           /s/ Jeffrey A. Laine
                          ------------------------------------------------------
                                        Jeffrey A. Laine, Treasurer

Date  9/7/2006
      --------

* Print the name and title of each signing officer under his or her signature.